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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-5550


                             The Alger American Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.  Reports to Stockholders.


      ALGER AMERICAN GROWTH PORTFOLIO | ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO | ALGER AMERICAN INCOME & GROWTH PORTFOLIO | ALGER AMERICAN BALANCED PORTFOLIO | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO | ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO |

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND

--------------------------------------------------------------------------------

      A POOLED FUNDING VEHICLE FOR:

      o     VARIABLE ANNUITY CONTRACTS

      o     VARIABLE LIFE INSURANCE POLICIES

      o     QUALIFIED PENSION PLANS

      o     QUALIFIED RETIREMENT PLANS

                                          SEMI-ANNUAL REPORT
                                               June 30, 2007
                                                 (Unaudited)

                                                                    [ALGER FUND]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------

Letter to Our Shareholders                                                    1
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Portfolio Highlights                                                          6
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Portfolio Summary                                                            12
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Schedules of Investments                                                     13
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Statements of Assets and Liabilities                                         42
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Statements of Operations                                                     43
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Statements of Changes in Net Assets                                          44
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Financial Highlights                                                         46
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Notes to Financial Statements                                                50
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Additional Information                                                       60
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

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS,                                                AUGUST 1, 2007
--------------------------------------------------------------------------------

      In our December 31, 2006 report, we likened the new global economy to a "Brave New World." While we are usually loath to recycle a metaphor so quickly, in this case, it seems fitting to continue to use it. Nothing that has happened over the past six months alters our view that we are entering uncharted waters for both the global economy and for the thousands of companies that are being reshaped by it.

      As with any sweeping change, there are those who embrace it and try to anticipate the risks and rewards; there are those who deny that there is any change; and finally those who simply wait to see what everyone else thinks. At Alger; we fall into the first camp, and, in fact, believe that we are still in the early stages of a radical shift in how the global economy functions; one that has already produced new winners and losers, not just in terms of nations, but of companies that are seizing the opportunities and those that are unable to. While the story of China and India is familiar, it is hardly limited to them and now includes such disparate regions as Vietnam, Eastern Europe and Australia, to name three, all of which are adding additional complexity and additional fuel to the expanding global economy.

      Here then is our six-month postcard from this Brave New World. The themes include the greening of corporate America and the lessons gleaned from the swift fall -- and subsequent -- sharp recovery of the equity markets on February 27. They include the coming of age of private equity as a force that can move and shape the markets, and the importance of free cash flow as a metric for measuring the strength of corporate balance sheets. And of course, one other theme stands out above all -- the surprising (at least to most on Wall Street) strength of corporate earnings at the end of the first quarter.

THE CONVERGENCE OF BUSINESS AND GREEN

      The beginning of 2007 saw one of the warmest Januaries on record, and instead of snow, we were treated to a flurry of articles, announcements, conferences, and high level public speeches that demanded action on the part of countries, individuals and companies to address the issue of global warming. Appearing simultaneously but independently, FORTUNE, THE ECONOMIST and BUSINESS WEEK all ran lengthy cover stories describing the shift in corporate America to embrace socially responsible business practices as a better -- and potentially more profitable -- way of doing business. These articles were the most noticeable in a few weeks' span, but they were hardly a comprehensive list of the hundreds published about the greening of corporate America, not to mention Europe, Asia, and the world. By late January, whether or not "greening" was a mere zeitgeist was debatable. But on February 2, the Intergovernmental Panel on Climate Change issued their Fourth Assessment Report indicating that global warming was "unequivocal" -- a real and growing danger.

      In response, many dynamic, innovative companies are stepping up and looking for ways to solve the intractable issues of energy and the environment. Case in point is private equity firms Kohlberg Kravis Roberts and Texas Pacific Group, which announced plans to acquire one of the largest public utility companies in the United States, TXU. What made the TXU deal distinctive were the conditions attached to its approval. Under the proposed terms, KKR and Texas Pacific agreed to several substantial concessions to environmental groups including scaling back plans to build new coal-fired power plants while aggressively working on so-called "clean coal" technologies (i.e. coal gasification) that lower and potentially eliminate emissions. They also agreed to increase R&D spending on alternate energy by as much as half a billion dollars. Goldman Sachs, who brokered the deal, pressured both sides to agree to the pro-environment change in the initial plans. The result was a deal hailed by Wall Street and the green lobby in equal measure.

      The convergence of vast amounts of private equity cash and environmentalism was a sign of the cultural, global shift taking place. Clearly, a number of the major investment banks already saw the long-term value in their companies "going green," and the rest of the financial world was swiftly joining them.

THE RETURN OF VOLATILITY

      On February 27 global stock markets saw their most dramatic sell-off in years. Wall Street pundits were, as usual, divided. Some said it was a long-awaited correction and a sign of a weakening economy, while others said it was simply the return of volatility to what has been a fairly stable market.

      That said, nothing actually happened to trigger the declines. No sudden change in the economic forecasts. No critically bad economic or corporate news. However, there were rumors in Shanghai and Beijing that a government squeeze on credit and stock speculation was imminent, and that alone was enough to send investors fleeing. But even after the sell-off, the Shenzhen market -- Shanghai's smaller sibling -- was still up more than 30% year-to-date, and well over 100% for the past 12 months. Hardly comforting if you bought on Monday before the sell-off, but not bad for those who had been in those markets for more than a couple of months.

      What happened? In our view this was a market phenomenon, a brief reminder of volatility after months of stability, and a bout of profit-taking and stepping aside that had been long overdue. Within days, fears of a "global bear market" dissipated as continued liquidity and private equity activity bolstered markets both in the United States and around the world.

PRIVATE EQUITY AND FREE CASH FLOW

      For the first half of the fiscal year, private equity activity was truly impressive, with the purchase of troubled companies such as Chrysler that in earlier years would have made unlikely buyout targets. While no major company today -- public or private --seems beyond private equity interests, there is one theme that unites both private equity and mutual fund investors: free cash flow.

      At Alger, as bottom-up, fundamental investors, one of the key metrics we use is the ability of companies to generate free cash flow. Why? Because free cash flow can fund further growth at a company, pay dividends, and allow for the buy-back of stock in order to return value to shareholders -- all of which, properly done, can contribute to earnings growth and shareholder value. It is a sign of both a strong business model and disciplined financial management to be able to grow (at impressive rates) and not require constant infusions of new capital. We think that private equity firms buying public companies of all sizes and across many industries is not irrational. It is seizing an opportunity to acquire solid franchises that are generating strong cash flows at extraordinary valuations for the long-term investor. And the amount of private equity activity is another confirmation that globalization, broadly speaking, benefits U.S. corporate profits.

THE EARNINGS SURPRISE

      At the beginning of 2007, the overwhelming consensus was that after several years of strong, double-digit earnings growth, the first quarter would show the companies of the Standard & Poor's 500(i) slowing to an anemic 3-4% growth rate. That assumption was based on several factors including the woes of the U.S. housing market, the slowing of the U.S. industrial economy, and the basic assumption that corporate earnings would have to "revert to the mean" of their multi-decade average (about 7%) and hence dip significantly. All of these assumptions proved to be wrong.

      When all was said and done at the end of reporting seasons for the first quarter of 2007, the S&P companies registered earnings growth of about 9%, and nearly three-quarters of all companies have reported positive "surprises" relative to expectations. Indeed, at the tail end of May, the S&P broke its own record, reaching heights last seen seven years ago during the heady days of the technology boom -- and this despite another minor overnight sell-off in China. So what happened? It's a case of our friends back at the Old World struggling to explain New World geography in terms they're familiar with -- even if those terms don't quite fit anymore.

      True, most top-down analysts were correct about their predictions of the slowdown of the U.S. economy. In fact, first quarter GDP growth was even worse than had been predicted, registering a paltry 0.6% growth on weak exports and slower corporate capital expenditures. But the experts also continued to use the United States and past economic patterns as a proxy for predicting earnings for U.S.-listed companies. This made perfect sense for the last half of the 20th century, when the United States was the dominant economic power globally and U.S. corporations reflected that strength. But while the United States remains far and away the largest economy, it is simply no longer the sole engine of growth or the fastest. As such, the U.S. economy and economic data are no longer a good proxy for how companies will do. Instead, they may well mislead investors and analysts to underestimate the growth of U.S.-listed companies.

      We have said for the past three years -- for most of this decade, in fact -- that the U.S. markets have been good markets for "stock pickers" in that they have not been either notably frothy or notably flighty (occasional junctures notwithstanding). What is now emerging, we believe, is a global "stock picker" market, but many people are still playing markets rather than stocks. That leaves some markets and many stocks, especially U.S. listed ones and U.S.-listed growth equities above all, undervalued and less loved than they should be. And that, of course, represents an opportunity to pick and choose quality growth companies while the rest of the investing community focuses their eyes elsewhere.

PORTFOLIO MATTERS

ALGER AMERICAN GROWTH PORTFOLIO

      The Alger American Growth Portfolio returned 10.16% for the six months ending June 30, 2007, compared with a return of 8.13% for the Russell 1000 Growth Index(ii). Information technology represented an average weight of 30.04%, an overweight compared to the benchmark. It outperformed in this sector buoyed by strong performances from MEMC Electronic Materials, Inc., a global supplier of silicon wafers to the semiconductor industry, Nintendo Co. Ltd., the popular game manufacturer, and Apple, Inc.

      At an average weight of 6.43%, the Portfolio was overweight the benchmark in the energy sector and outperformed. Prominent contributors included National Oilwell Varco, an international oil and gas drilling company, Valero Energy Corp., the largest refiner in North America, and Schlumberger Ltd., a global oilfield and information services company.

      Financial stocks accounted for an average weight of 10.04% of the Portfolio's holdings, an overweight to the benchmark, and outperformed. Contributions in this sector came from Hong Kong Exchanges & Clearing, Ltd., operators of the Hong Kong stock exchange, Jones Lang LaSalle, a leader in real estate services and money management, and IntercontinentalExchange Inc., operator of the leading global, electronic marketplace for trading futures and OTC energy contracts.

      In the industrials sector, the Portfolio was underweight the benchmark at an average weight of 11.33%, and underperformed, despite noteworthy performances from ITT Corp., and General Electric Co. Detractors in this sector included FedEx, a global net-work of supply chain, transportation, business and related information services, and United Airlines (UAL Corp.), one of the largest international carriers based in the United States.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

      The Alger American Small Capitalization Portfolio gained 12.70% compared to the Russell 2000 Growth Index(iii) which returned 9.32% In the industrial sector the Portfolio was underweight compared to the benchmark at an average weight of 14.01%, and outperformed. Teletech Holdings, Inc., a global business process company that provides outsourcing solutions was the prominent performer in this sector, followed by BE Aerospace, Inc., the worlds leading manufacturer of cabin interior products for commercial aircraft, and RBC Bearings, Inc., a manufacturer of bearing products.

      At an average weight of 16.43% the Portfolio's holdings in the consumer discretionary sector approximated the benchmark but outperformed. Significant contributors included the travel web site priceline.com, Inc., Tenneco, Inc., one of the world's leading suppliers of automotive emission control products, and Deckers Outdoor Corp., a manufacturer of function-oriented, high-performance outdoor footwear.

      Our holdings in the information technology sector represented an average weight of 23.56%, an underweight to the benchmark and the Portfolio underperformed. Strong contributions from Synchronoss Technologies, Inc., a provider of on-demand transaction management solutions, and WebEx Communications, Inc., the leader in online meeting applications, were offset by weaker performances by Acme Packet, Inc., the leader in session border control solutions, and InterNAP Network Services Corp., a provider of business network optimization solutions.

      Our holdings in the health care sector were underweight the benchmark at an average weight of 18.02%, but outperformed. Ventana Medical Systems, Inc., one of the world's leading developers and manufacturers of medical diagnostic instruments and technology, was among the top performers. Other top holdings included PAREXEL International Corp., a leading global bio/pharmaceutical services organization, and Hanson Medical, Inc., a provider of high quality implants for cosmetic and reconstructive surgery. The Portfolio's biggest detractor in this sector was Pozen, Inc., a pharmaceutical company committed to developing products for the treatment of acute and chronic pain.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

      The Alger American Income and Growth Portfolio gained 9.31% for the six months ended June 30, 2007, compared to the Russell 1000 Growth Index(ii) return of 8.13%.

      Information technology at an average weight of 18.76% of the Portfolio's holdings was underweight the benchmark but outperformed. Leading contributors included Corning, Inc., a diversified technology company, Nintendo Co. Ltd., and MEMC Electronic Materials, Inc. Advanced Micro Devices, Inc., a global supplier of integrated circuits, had a less impressive performance during this period.

      The Portfolio's energy holdings, at an average weight of 8.94%, were overweight the benchmark but underperformed. Despite strong performances from Exxon Mobil Corp., and Transocean, Inc., the world's largest offshore drilling company, the Portfolio suffered poorer performances from Sasol Ltd., a network of diversified fuel, chemical and related manufacturing companies, and Peabody Energy Corp., the world's largest private-sector coal company.

      In the industrial sector, the Portfolio was underweight the benchmark at 11.67% but outperformed with strong performances from Armor Holdings, Inc., a manufacturer and provider of specialized security products, United Technologies Corp., a manufacturer of products including heating and air conditioning, security systems and aerospace systems, and Caterpillar, Inc. the world's leading manufacturer of construction and mining equipment.

      In the telecommunications services sector, the Portfolio, at an average weight of 7.31% was overweight and outperformed the benchmark with solid performances from communications providers AT&T, Inc. and Verizon
Communications, Inc., and BCE, Inc.

ALGER AMERICAN BALANCED PORTFOLIO

      The Alger American Balanced Portfolio returned 6.83% for the six months, compared to the Russell 1000 Growth Index which returned 8.13%. Information technology represented an average weight of 28.91% of the Portfolio's equity holdings, an overweight compared to the benchmark, and outperformed in this sector. Strong performers included Research In Motion Ltd., a leader in wireless communications, MEMC Electronic Materials, Inc., and Apple, Inc. The Portfolio also showed an outperformance in the energy sector, where the Portfolio was overweight the benchmark at an average weight of 6.45%. Prominent contributors included National Oilwell Varco, Valero Energy Corp., and Schlumberger Ltd.

      The financial sector accounted for an average weight of 10.02% of the Portfolio's holdings, an overweight to the benchmark, and outperformed. Strong contributions in this sector came from Hong Kong Exchanges & Clearing, Ltd., Jones Lang LaSalle, and IntercontinentalExchange Inc. The weakest performer in this sector was the investment broker Bear Stearns Cos.

      At an average weight of 11.89% the Portfolio was underweight the benchmark in the industrials sector and underperformed. Despite contributions from ITT Corp., and General Electric Co., the Portfolio suffered from weaker performances including FedEx, and United Airlines.

      For the six months ended June 30, 2007, the fixed income portion of the Alger American Balanced fund returned 1.12% versus the Lehman Brothers Government/Credit Bond Index(v) return of 0.98%. As of June 30, the fixed income portion of the Portfolio was comprised of 34% in Corporate securities, 36% in mortgage/asset backed securities, 20% in U.S. Treasuries, 9% in Government Agencies and 1% in cash.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

      For the six months ended June 30, 2007, the Alger American MidCap Growth Portfolio gained 15.68%, compared to the Russell MidCap Growth Index(vi) with a return of 10.97%.

      Information technology, at an average weight of 22.41%, was overweight to the benchmark and showed an outperformance with key performances from MEMC Electronic Materials, Inc., Nintendo Co. Ltd., and Apple, Inc. Minor detractors in this sector included Net 1 U.E.P.S. Technologies, Inc., a provider of transactional technologies for developing countries with limited or no access to traditional banking facilities.

      Our holdings in consumer discretionary, at an average weight of 21.79%, were underweight the benchmark, but outperformed. Strong performances were contributed by GameStop Corp., the world's largest video game retailer, Sotheby's, the international auction company, and Vail Resorts, Inc. The Portfolio saw weaker performances during this period from XM Satellite Radio Holdings, Inc., and Starbucks Corp.

      In the energy sector, the Portfolio was overweight the benchmark at an average weight of 8.41% and outperformed, due to solid performances from Cameron International Corp., the leading Oil and gas products and services provider in down stream applications, National Oilwell Varco, and Valero Energy Corp.

      We were underweight compared to the benchmark in the industrial sector at an average weight of 11.69% but outperformed. Leading contributors included Armor Holdings, Inc., BE Aerospace, Inc., and McDermott International, Inc., a worldwide energy services company. Some detracting performance came from Terex Corp., a manufacturer of trucks and hydraulic mining excavators, and Manitowoc Company, Inc., one of the world's largest providers of lifting equipment for the global construction industry.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

      The Alger American Leveraged AllCap Portfolio gained 15.00% for the six months ended June 30, 2007, compared to the Russell 3000 Growth Index(iv) return of 8.22%. Information technology represented an average weight of 35.68% of the Portfolio's holdings, an overweight to the benchmark and outperformed. Strong IT performers included MEMC Electronic Materials, Inc., Google, Inc., and Apple, Inc. The Portfolio saw minor detractors in Symantec Corp., and Net I U.E.P.S. Technologies, Inc.

      Energy stocks accounted for an average weight of 8.93% of the Portfolio, an overweight to the benchmark and outperformed with prominent performances from companies including Petrobank Energy & Resources, Ltd., a Calgary-based oil and natural gas exploration and production company, Diamond Offshore Drilling, Inc., a leading deepwater drilling contractor, and Valero Energy Corp.

      The Portfolio's industrial holdings, at an average weight of 6.28%, were underweight to the benchmark and outperformed. Strong performers included Armor Holdings, Inc., BE Aerospace, Inc., and McDermott International, Inc.

      In the health care sector, the Portfolio was underweight the benchmark at 15.47%, but outperformed due to substantial returns by Gilead Sciences, Inc., a biopharmaceutical company developing innovative therapeutics in areas of unmet medical need, Intuitive Surgical, Inc., a leader in surgical robotics, and Hologic, Inc., a developer and manufacturer of proprietary x-ray systems. The Portfolio did see weaker performances in this sector from Amgen, Inc., a leading human therapeutics company in the biotechnology industry, and Sepracor, Inc., a prominent pharmaceutical company.

IN SUMMARY

      Six months ago, we surmised that braving the waters of the new global economy would provide both challenges and opportunities. Indeed, the first half of the year bore this out and often rewarded the innovative, dynamic companies and investors that embraced those changes. Going forward, we expect more of the same as the global, economic landscape continues to expand and evolve. As the first six months of this fiscal year come to a close, we would like to thank you for continuing to journey with us and entrusting us with your investing needs.

Respectfully submitted,

/s/ Daniel C. Chung            /s/ Zachary Karabell

Daniel C. Chung                Zachary Karabell
Chief Investment Officer       Chief Economist

----------
(i) Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

(ii) The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(iii) The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(iv) The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(v) Lehman Brothers Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.

(vi) The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

      Investors cannot invest directly in an index. Index performance does not reflect a deduction of fees, expenses or taxes.

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund. Fund returns represent the semiannual period return of Class O shares prior to the deduction of any sales charges. The performance data quoted represent past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

      The views and opinions of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007 and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable, however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a portfolio or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a portfolio and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a Portfolio. Please refer to the Schedule of Investments for each Portfolio which is included in this report for a complete list of portfolio holdings as of June 30, 2007.

A WORD ABOUT RISK

      Growth stocks tend to be more volatile than other stocks as the prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Portfolios that invest in fixed-income securities, such as the Balanced Portfolio, are subject to the fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These portfolios are also subject to the risk of a decline in the value of the portfolio's securities in the event of an issue's falling credit rating or actual default. Portfolios that participate in leveraging, such as the Leveraged AllCap Portfolio, are subject to the risk that the cost of borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      BEFORE INVESTING, CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 992-3863, OR VISITING OUR WEBSITE AT www.alger.com, OR CONTACTING THE FUND'S DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 111 FIFTH AVENUE, NEW YORK 10003. MEMBER NYSE, SIPC. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                         HYPOTHETICAL $10,000 INVESTMENT
                         -- 10 YEARS ENDED JUNE 30, 2007

                                  [LINE GRAPH]

                                       Alger American              Russell 1000
                                           Growth                  Growth Index

7/1/97                                    $10,000                    $10,000
                                          $10,817                    $10,915
12/31/98                                  $16,017                    $15,139
                                          $21,422                    $20,158
12/31/00                                  $18,257                    $15,638
                                          $16,100                    $12,446
12/31/02                                  $10,788                    $ 8,975
                                          $14,581                    $11,646
12/31/04                                  $15,383                    $12,380
                                          $17,230                    $13,032
12/31/06                                  $18,121                    $14,217
6/30/07                                   $19,962                    $15,373

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Class O shares and the Russell 1000 Growth Index for the ten years ended June 30, 2007. Figures for the Alger American Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
                  PERFORMANCE COMPARISON THROUGH JUNE 30, 2007
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                               1        5       10      SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS O (INCEPTION 1/9/89)                   19.37%   8.72%   7.16%     12.69%
Russell 1000 Growth Index                    19.06%   9.29%   4.39%     10.64%
--------------------------------------------------------------------------------
CLASS S (INCEPTION 5/1/02)                   19.04%   8.46%     --       6.02%
Russell 1000 Growth Index                    19.06%   9.29%     --       6.44%

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                         HYPOTHETICAL $10,000 INVESTMENT
                         -- 10 YEARS ENDED JUNE 30, 2007

                                  [LINE GRAPH]

                               Alger American Small                Russell 2000
                                  Capitalization                   Growth Index

7/1/97                               $10,000                          $10,000
                                     $11,068                          $10,734
12/31/98                             $12,786                          $10,867
                                     $18,388                          $15,551
12/31/00                             $13,350                          $12,062
                                     $ 9,411                          $10,948
12/31/02                             $ 6,943                          $ 7,635
                                     $ 9,883                          $11,340
12/31/04                             $11,520                          $12,962
                                     $13,465                          $13,500
12/31/06                             $16,160                          $15,302
6/30/07                              $18,213                          $16,729

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index for the ten years ended June 30, 2007. Figures for both the Alger American Small Capitalization Class O shares and the Russell 2000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American Small Capitalization Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
                  PERFORMANCE COMPARISON THROUGH JUNE 30, 2007
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                               1        5       10      SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS O (INCEPTION 9/21/88)                  23.10%   17.68%  6.18%    12.01%
Russell 2000 Growth Index                    16.82%   13.08%  5.28%     8.45%
--------------------------------------------------------------------------------
CLASS S (INCEPTION 5/1/02)                   22.78%   17.40%    --     14.07%
Russell 2000 Growth Index                    16.82%   13.08%    --      9.43%

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                         HYPOTHETICAL $10,000 INVESTMENT
                         -- 10 YEARS ENDED JUNE 30, 2007

                                  [LINE GRAPH]

                                   Alger American                  Russell 1000
                                 Income and Growth                 Growth Index

7/1/97                               $10,000                          $10,000
                                     $11,169                          $10,915
12/31/98                             $14,786                          $15,139
                                     $21,063                          $20,158
12/31/00                             $20,796                          $15,638
                                     $17,818                          $12,446
12/31/02                             $12,276                          $ 8,975
                                     $15,939                          $11,646
12/31/04                             $17,190                          $12,380
                                     $17,781                          $13,032
12/31/06                             $19,436                          $14,217
6/30/07                              $21,246                          $15,373

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index for the ten years ended June 30, 2007. Figures for the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends.

--------------------------------------------------------------------------------
                  PERFORMANCE COMPARISON THROUGH JUNE 30, 2007
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                               1        5       10      SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS O (INCEPTION 11/15/88)                 23.83%   7.72%   7.83%     10.26%
Russell 1000 Growth Index                    19.06%   9.29%   4.39%     10.76%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
ALGER AMERICAN BALANCED PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                         HYPOTHETICAL $10,000 INVESTMENT
                         -- 10 YEARS ENDED JUNE 30, 2007

                                  [LINE GRAPH]

                                                                Lehman Brothers
                 Alger American             Russell 1000          Gov't/Credit
                    Balanced                Growth Index           Bond Index

7/1/97               $10,000                  $10,000                $10,000
                     $10,706                  $10,915                $10,683
12/31/98             $14,080                  $15,139                $11,694
                     $18,194                  $20,158                $11,444
12/31/00             $17,691                  $15,638                $12,798
                     $17,349                  $12,446                $13,807
12/31/02             $15,217                  $ 8,975                $15,417
                     $18,113                  $11,646                $16,138
12/31/04             $18,940                  $12,380                $16,817
                     $20,535                  $13,032                $17,213
12/31/06             $21,505                  $14,217                $17,863
6/30/07              $22,974                  $15,373                $18,039

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American Balanced Class O shares, the Russell 1000 Growth Index, and the Lehman Brothers Government/Credit Bond Index for the ten years ended June 30, 2007. Figures for the Alger American Balanced Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks), and the Lehman Brothers Government/Credit Bond Index (an unmanaged index of government and corporate bonds), include reinvestment of dividends and/or interest. Performance for the Alger American Balanced Class S shares will vary from the results shown above due to differences in expenses that class bears and cash flows to that share class.

--------------------------------------------------------------------------------
                  PERFORMANCE COMPARISON THROUGH JUNE 30, 2007
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                                1       5      10       SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS O (INCEPTION 9/5/89)                   14.28%   7.58%   8.67%     9.09%
Russell 1000 Growth Index                    19.06%   9.29%   4.39%     9.45%
Lehman Brothers Gov't/Credit Bond Index       6.02%   4.70%   6.08%     7.16%
--------------------------------------------------------------------------------
CLASS S (INCEPTION 5/1/02)                   16.42%   7.77%     --      6.70%
Russell 1000 Growth Index                    19.06%   9.29%     --      6.44%
Lehman Brothers Gov't/Credit Bond Index       6.02%   4.70%     --      4.90%

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                         HYPOTHETICAL $10,000 INVESTMENT
                         -- 10 YEARS ENDED JUNE 30, 2007

                                  [LINE GRAPH]

                            Alger American                   Russell Midcap
                             MidCap Growth                    Growth Index

7/1/97                          $10,000                         $10,000
                                $10,742                         $11,085
12/31/98                        $13,997                         $13,065
                                $18,454                         $19,767
12/31/00                        $20,149                         $17,445
                                $18,834                         $13,929
12/31/02                        $13,270                         $10,112
                                $19,612                         $14,432
12/31/04                        $22,171                         $16,665
                                $24,349                         $18,681
12/31/06                        $26,818                         $20,668
6/30/07                         $31,024                         $22,934

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index for the ten years ended June 30, 2007. Figures for the Alger American MidCap Growth Class O shares and the Russell Midcap Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for the Alger American MidCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
                  PERFORMANCE COMPARISON THROUGH JUNE 30, 2007
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                                1       5      10       SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS O (INCEPTION 5/3/93)                   27.21%   14.42%  11.99%    15.10%
Russell Midcap Growth Index                  19.73%   15.45%   8.66%    11.14%
--------------------------------------------------------------------------------
CLASS S (INCEPTION 5/1/02)                   26.89%   14.16%     --     11.09%
Russell Midcap Growth Index                  19.73%   15.45%     --     11.68%

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                        HYPOTHETICAL $10,000 INVESTMENT
                         -- 10 YEARS ENDED JUNE 30, 2007

                                  [LINE GRAPH]

                             Alger American                    Russell 3000
                            Leveraged AllCap                   Growth Index

7/1/97                           $10,000                         $10,000
                                 $10,599                         $10,896
12/31/98                         $16,729                         $14,711
                                 $29,788                         $19,687
12/31/00                         $22,392                         $15,273
                                 $18,825                         $12,274
12/31/02                         $12,441                         $ 8,831
                                 $16,762                         $11,565
12/31/04                         $18,134                         $12,365
                                 $20,754                         $13,004
12/31/06                         $24,752                         $14,234
6/30/07                          $28,463                         $15,403

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American Leveraged AllCap Class O shares and the Russell 3000 Growth Index for the ten years ended June 30, 2007. Figures for the Alger American Leveraged AllCap Class O shares and the Russell 3000 Growth Index (an unmanaged index of common stocks), include reinvestment of dividends. Performance for Alger American Leveraged AllCap Class S shares will vary from the results shown above due to differences in expenses that class bears.

--------------------------------------------------------------------------------
                  PERFORMANCE COMPARISON THROUGH JUNE 30, 2007
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS

                                               1        5      10       SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
CLASS O (INCEPTION 1/25/95)                  33.13%   13.58%  11.03%    15.92%
Russell 3000 Growth Index                    18.83%    9.57%   4.41%     9.20%
--------------------------------------------------------------------------------
CLASS S (INCEPTION 5/1/02)                   32.83%   13.29%     --     10.22%
Russell 3000 Growth Index                    18.83%    9.57%     --      6.67%

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, VISIT US AT www.alger.com, OR CALL US AT
(800) 254-3797.

RETURNS INDICATED ASSUME REINVESTMENT OF ALL DISTRIBUTIONS, NO TRANSACTION COSTS OR TAXES, AND ARE NET OF MANAGEMENT FEES AND FUND OPERATING EXPENSES ONLY. TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE PORTFOLIO OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD, ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY CONTRACT, VARIABLE LIFE INSURANCE PLAN OR RETIREMENT PLAN FOR WHICH THE PORTFOLIO SERVES AS AN UNDERLYING INVESTMENT VEHICLE. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PLEASE REFER TO THE VARIABLE INSURANCE PRODUCT OR RETIREMENT PLAN DISCLOSURE DOCUMENTS FOR ANY ADDITIONAL APPLICABLE EXPENSES. INVESTING IN THE STOCK MARKET INVOLVES GAINS AND LOSSES AND MAY NOT BE SUITABLE FOR ALL INVESTORS.

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY*
June 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                              AMERICAN   AMERICAN SMALL   AMERICAN INCOME      AMERICAN         AMERICAN
                               GROWTH    CAPITALIZATION     AND GROWTH      MIDCAP GROWTH   LEVERAGED ALLCAP
SECTORS                      PORTFOLIO     PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------
Consumer Discretionary         12.8%         17.5%             13.1%            19.3%             11.1%
Consumer Staples               10.3           1.0              11.2              1.0               7.3
Energy                          6.1           7.7               9.4              8.8               6.5
Financials                      9.4           9.4              15.4              9.9              11.3
Health Care                    11.3          15.4              11.0             11.8              13.8
Industrials                    11.0          14.2              10.0             10.8               7.2
Information Technology         32.7          22.3              19.7             25.3              36.0
Materials                       1.4           3.9               1.8              4.1               4.1
Telecommunication Services      1.1           3.5               7.4              2.5               4.5
Utilities                       1.0           1.2               1.1              1.0               0.0
Cash and Net Other Assets       2.9           3.9              -0.1              5.5              -1.8
------------------------------------------------------------------------------------------------------------
                              100.0%        100.0%            100.0%           100.0%            100.0%
============================================================================================================

                                                                                                 AMERICAN
SECTORS/SECURITY TYPES                                                                        BALANCED FUND
------------------------------------------------------------------------------------------------------------
Consumer Discretionary                                                                             8.3%
Consumer Staples                                                                                   7.4
Energy                                                                                             4.0
Financials                                                                                         6.1
Health Care                                                                                        7.5
Industrials                                                                                        7.5
Information Technology                                                                            20.8
Materials                                                                                          0.9
Telecommunication Services                                                                         0.7
Utilities                                                                                          0.7
------------------------------------------------------------------------------------------------------------
   Total Common Stocks                                                                            63.9%
------------------------------------------------------------------------------------------------------------
Corporate Obligations                                                                             16.9%
U.S. Agency Obligations                                                                            9.6
U.S. Treasury Obligations                                                                          7.9
------------------------------------------------------------------------------------------------------------
   Total Obligations                                                                              34.4%
------------------------------------------------------------------------------------------------------------
Cash and Net Other Assets                                                                          1.7%
------------------------------------------------------------------------------------------------------------
                                                                                                 100.0%
============================================================================================================

* BASED ON NET ASSETS FOR EACH PORTFOLIO.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--97.1%                                      SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
Boeing Company                                            73,450   $  7,062,952
General Dynamics Corporation                             141,600     11,075,952
--------------------------------------------------------------------------------
                                                                     18,138,904
--------------------------------------------------------------------------------

BEVERAGES--1.9%
PepsiCo, Inc.                                            160,200     10,388,970
--------------------------------------------------------------------------------

BIOTECHNOLOGY--.9%
Genentech, Inc.*                                          65,400      4,948,164
--------------------------------------------------------------------------------

CABLE--1.0%
Time Warner Cable, Inc.*                                 148,000      5,797,160
--------------------------------------------------------------------------------

CAPITAL MARKETS--1.8%
Bear Stearns Companies Inc.                               46,450      6,503,000
Goldman Sachs Group, Inc.                                 15,305      3,317,359
--------------------------------------------------------------------------------
                                                                      9,820,359
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT--5.1%
Cisco Systems, Inc.*                                     614,950     17,126,358
QUALCOMM Inc.+                                           185,850      8,064,031
Research In Motion Limited*                               17,300      3,459,827
--------------------------------------------------------------------------------
                                                                     28,650,216
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--6.7%
Apple Computer, Inc.*+                                    77,950      9,513,018
Dell Inc.*                                               263,700      7,528,635
Hewlett-Packard Company                                  111,400      4,970,668
Memc Electronic Materials, Inc.*                         162,700      9,944,224
SanDisk Corporation*                                     116,000      5,677,040
--------------------------------------------------------------------------------
                                                                     37,633,585
--------------------------------------------------------------------------------

COMPUTER SERVICES--1.0%
Akamai Technologies, Inc.*                               108,800      5,292,032
--------------------------------------------------------------------------------

CONGLOMERATE--1.9%
ITT Corporation                                          155,300     10,603,884
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--.9%
Citigroup Inc.                                           101,600      5,211,064
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Emerson Electric Co.                                     118,700      5,555,160
--------------------------------------------------------------------------------

ELECTRONICS--1.8%
Nintendo Co., Ltd. ADR#                                  225,025     10,272,301
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--4.3%
Cameron International Corp.*                              74,100      5,295,927
National-Oilwell Varco Inc.*                              56,400      5,879,136
Schlumberger Limited                                      81,050      6,884,387
Transocean Inc.*                                          58,000      6,146,840
--------------------------------------------------------------------------------
                                                                     24,206,290
--------------------------------------------------------------------------------

FINANCE--.9%
IntercontinentalExchange Inc.*                            34,400      5,086,040
--------------------------------------------------------------------------------

FINANCIAL SERVICES--3.1%
Chicago Mercantile Exchange Holdings Inc.                 13,450      7,187,142
Hong Kong Exchanges & Clearing Limited                   326,700      4,612,793
UBS AG                                                    93,150      5,589,931
--------------------------------------------------------------------------------
                                                                     17,389,866
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING--4.4%
Walgreen Co.                                             219,400      9,552,676
Wal-Mart Stores, Inc.                                    180,500      8,683,855
Whole Foods Market, Inc.                                 167,100      6,399,930
--------------------------------------------------------------------------------
                                                                     24,636,461
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
FREIGHT & LOGISTICS--1.3%
FedEx Corp.                                               66,400   $  7,368,408
--------------------------------------------------------------------------------

HEALTH & PERSONAL CARE--.9%
Brookdale Senior Living Inc.                             103,900      4,734,723
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Hologic, Inc.*                                            69,900      3,866,169
Intuitive Surgical, Inc.*                                 31,600      4,385,132
Medtronic, Inc.                                          101,800      5,279,348
--------------------------------------------------------------------------------
                                                                     13,530,649
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--2.9%
Health Net Inc.*                                         182,000      9,609,600
UnitedHealth Group Incorporated                          130,200      6,658,428
--------------------------------------------------------------------------------
                                                                     16,268,028
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--5.7%
Hilton Hotels Corporation                                211,500      7,078,905
International Game Technology                            147,000      5,835,900
Las Vegas Sands Corp.*                                    70,100      5,354,939
MGM MIRAGE*                                               40,600      3,348,688
Starbucks Corporation                                    389,700     10,225,728
--------------------------------------------------------------------------------
                                                                     31,844,160
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--2.2%
Procter & Gamble Company                                 200,450     12,265,535
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--2.8%
3M Co.                                                    37,600      3,263,304
General Electric Company                                 321,600     12,310,848
--------------------------------------------------------------------------------
                                                                     15,574,152
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES--.9%
Cognizant Technology Solutions Corporation Cl. A*         67,300      5,053,557
--------------------------------------------------------------------------------

INSURANCE--1.7%
American International Group, Inc.                       138,400      9,692,152
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--1.8%
eBay Inc.*                                               314,800     10,130,264
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--4.3%
Google Inc. Cl. A*                                        30,550     15,989,259
Yahoo! Inc.*                                             292,100      7,924,673
--------------------------------------------------------------------------------
                                                                     23,913,932
--------------------------------------------------------------------------------

MACHINERY--.7%
Joy Global Inc.                                           66,950      3,905,194
--------------------------------------------------------------------------------

MEDIA--3.6%
Comcast Corporation Special Cl. A*                       361,300     10,101,948
News Corporation Cl. A                                   225,900      4,791,339
XM Satellite Radio Holdings Inc. Cl. A*                  424,900      5,001,073
--------------------------------------------------------------------------------
                                                                     19,894,360
--------------------------------------------------------------------------------

METALS & MINING--2.4%
Freeport-McMoRan Copper & Gold, Inc. Cl. B                91,873      7,608,922
Peabody Energy Corporation                               117,700      5,694,326
--------------------------------------------------------------------------------
                                                                     13,303,248
--------------------------------------------------------------------------------

MULTILINE RETAIL--.6%
Penny, (JC) Co. Inc.                                      46,300      3,351,194
--------------------------------------------------------------------------------

OIL & GAS--.8%
EOG Resources, Inc.                                       58,000      4,237,480
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.3%
Abbott Laboratories                                      148,900   $  7,973,595
Johnson & Johnson                                        141,400      8,713,068
Merck & Co. Inc.                                         141,900      7,066,620
--------------------------------------------------------------------------------
                                                                     23,753,283
--------------------------------------------------------------------------------

REAL ESTATE--1.0%
Jones Lang LaSalle Incorporated                           47,400      5,379,900
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Broadcom Corporation Cl. A*                              173,400      5,071,950
Intel Corporation                                        430,600     10,231,056
Maxim Integrated Products, Inc.                          116,600      3,895,606
Micron Technology, Inc.*                                 223,400      2,799,202
NVIDIA Corporation*                                      135,500      5,597,505
--------------------------------------------------------------------------------
                                                                     27,595,319
--------------------------------------------------------------------------------

SOFTWARE--6.0%
Adobe Systems Incorporated                               129,100      5,183,365
Microsoft Corporation                                    567,130     16,713,321
Symantec Corporation*                                    275,250      5,560,050
TomTom NV*                                               120,400      6,126,700
--------------------------------------------------------------------------------
                                                                     33,583,436
--------------------------------------------------------------------------------

SPECIALTY RETAIL--1.9%
Home Depot, Inc.                                         101,200      3,982,220
Urban Outfitters, Inc.*                                  267,900      6,437,637
--------------------------------------------------------------------------------
                                                                     10,419,857
--------------------------------------------------------------------------------

TOBACCO--1.8%
Altria Group, Inc.                                       143,750     10,082,625
--------------------------------------------------------------------------------

UTILITIES--1.0%
Veolia Environnement                                      72,200      5,661,202
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--1.1%
NII Holdings Inc. Cl. B*                                  75,300      6,079,722
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $492,840,390)                                              541,252,836
--------------------------------------------------------------------------------

PURCHASED OPTIONS--.1%                                 CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS
Apple Computer, Inc./August/120+                             100         63,000
QUALCOMM Inc./October/42.5+                                1,427        313,940
--------------------------------------------------------------------------------

TOTAL PURCHASED PUT OPTIONS
   (Cost $511,006)                                                      376,940
--------------------------------------------------------------------------------

                                                       PRINCIPAL
SHORT-TERM INVESTMENTS--2.7%                              AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corporation,
   4.65%, 7/2/07
   (Cost $14,866,159)                                $14,870,000     14,866,159
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $508,217,555) (a)                                  99.9%   556,495,935
Other Assets in Excess of Liabilities                        0.1        690,291
--------------------------------------------------------------------------------

NET ASSETS                                                 100.0%  $557,186,226
================================================================================

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR PORTION OF THE SECURITIES ARE PLEDGED AS COLLATERAL FOR OPTIONS
     WRITTEN.

#    AMERICAN DEPOSITARY RECEIPTS.

(a) AT JUNE 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $521,279,357 AMOUNTED TO $35,216,578 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $56,844,254 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $21,627,676.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -15-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                              SHARES
                                                             SUBJECT
                                             CONTRACTS   TO CALL/PUT      VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Apple Computer, Inc./August/140                    100        10,000   $ 23,000
QUALCOMM Inc./October/50                         1,282       128,200    102,560
--------------------------------------------------------------------------------

TOTAL
   (Premiums Received $236,004)                                         125,560
--------------------------------------------------------------------------------

PUT OPTIONS WRITTEN
Apple Computer, Inc./August/110                    100        10,000     28,500
QUALCOMM Inc./October/37.5                       1,427       142,700     99,890
--------------------------------------------------------------------------------

TOTAL
   (Premiums Received $215,336)                                         128,390
--------------------------------------------------------------------------------

TOTAL OPTIONS WRITTEN
   (Premiums Received $451,340)                                        $253,950
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -16-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--96.1%                                      SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
BE Aerospace, Inc.*                                      200,400   $  8,276,520
Esterline Technologies Corporation*                      134,950      6,519,434
SI International Inc.*                                   202,850      6,698,107
--------------------------------------------------------------------------------
                                                                     21,494,061
--------------------------------------------------------------------------------

AIRLINES--.8%
AirTran Holdings, Inc.*                                  512,950      5,601,414
--------------------------------------------------------------------------------

AUTO COMPONENTS--.9%
LKQ Corporation*                                         246,910      6,088,801
--------------------------------------------------------------------------------

AUTO EQUIPMENT & SERVICE--1.0%
Tenneco Inc.*                                            184,900      6,478,896
--------------------------------------------------------------------------------

BIOTECHNOLOGY--2.7%
InterMune, Inc.*                                         182,200      4,726,268
Neurocrine Biosciences, Inc.*                            265,000      2,975,950
Onyx Pharmaceuticals, Inc.*                              162,100      4,360,490
Progenics Pharmaceuticals, Inc.*                         145,900      3,147,063
Regeneron Pharmaceuticals, Inc.*                         183,000      3,279,360
--------------------------------------------------------------------------------
                                                                     18,489,131
--------------------------------------------------------------------------------

BUSINESS SERVICES--.9%
TeleTech Holdings Inc.*                                  188,800      6,132,224
--------------------------------------------------------------------------------

CAPITAL MARKETS--1.1%
Greenhill & Co., Inc.                                    110,500      7,592,455
--------------------------------------------------------------------------------

CASINOS & RESORTS--1.9%
Ameristar Casinos, Inc.                                  177,400      6,162,876
Bally Technologies Inc.*                                 259,500      6,855,990
--------------------------------------------------------------------------------
                                                                     13,018,866
--------------------------------------------------------------------------------

CHEMICALS--1.0%
Zoltek Companies, Inc.*                                  163,322      6,782,763
--------------------------------------------------------------------------------

COMMERCIAL BANKS--4.0%
Boston Private Financial Holdings, Inc.                  246,800      6,631,516
First Midwest Bancorp., Inc.                             191,600      6,803,716
Signature Bank*                                          223,300      7,614,530
Wintrust Financial Corporation                           141,700      6,213,545
--------------------------------------------------------------------------------
                                                                     27,263,307
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--2.3%
American Reprographics Co.*                              222,600      6,853,854
FTI Consulting, Inc.*                                    230,050      8,748,801
--------------------------------------------------------------------------------
                                                                     15,602,655
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT--2.7%
Foundry Networks, Inc.*                                  192,300      3,203,718
Polycom, Inc.*                                           242,150      8,136,240
Sonus Networks, Inc.*                                    852,900      7,266,708
--------------------------------------------------------------------------------
                                                                     18,606,666
--------------------------------------------------------------------------------

COMMUNICATION TECHNOLOGY--1.3%
Dobson Communications Corp.*                             802,700      8,917,997
--------------------------------------------------------------------------------

COMPUTER SERVICES--3.0%
ANSYS, Inc.*                                             265,800      7,043,700
Digital River, Inc.*                                     106,200      4,805,550
GSI Commerce, Inc.*                                      148,600      3,374,706
Internap Network Services Corporation*                   360,820      5,203,024
--------------------------------------------------------------------------------
                                                                     20,426,980
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY--1.1%
Atheros Communications*                                  248,600      7,666,824
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
URS Corporation*                                         175,400   $  8,515,670
--------------------------------------------------------------------------------

CORRECTIONAL FACILITIES--1.3%
The Geo Group Inc.*                                      307,000      8,933,700
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS--1.1%
United Therapeutics Corporation*                         122,900      7,836,104
--------------------------------------------------------------------------------

ELECTRIC SERVICES--1.2%
ITC Holdings Corporation                                 197,400      8,020,362
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--3.3%
Dril-Quip Inc.*                                          151,795      6,823,185
Horizon Offshore, Inc.*                                  246,240      4,727,808
North American Energy Partner*                           344,200      6,973,492
T-3 Energy Services, Inc.*                               113,900      3,809,955
--------------------------------------------------------------------------------
                                                                     22,334,440
--------------------------------------------------------------------------------

ENGINEERING--.5%
Aecom Technology Corp.*                                  137,600      3,413,856
--------------------------------------------------------------------------------

FINANCE--.6%
WNS Holdings Limited*                                    148,600      4,229,156
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES--1.2%
GFI Group Inc.*                                          112,000      8,117,760
--------------------------------------------------------------------------------

FINANCIAL SERVICES--1.0%
Cohen & Steers, Inc.                                     155,800      6,769,510
--------------------------------------------------------------------------------

FOOD & BEVERAGES--1.0%
Hain Celestial Group Inc. (The)*                         257,950      7,000,763
--------------------------------------------------------------------------------

HEALTH CARE--.5%
Gentiva Health Services Inc.*                            164,860      3,307,092
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
Hologic, Inc.*                                           137,550      7,607,890
Illumina, Inc.                                           161,950      6,573,551
Thoratec Corporation*                                    261,000      4,799,790
Ventana Medical Systems, Inc.*                           101,750      7,862,223
--------------------------------------------------------------------------------
                                                                     26,843,454
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--2.5%
Parexel International Corporation*                       206,600      8,689,596
Psychiatric Solutions, Inc.*                             225,504      8,176,775
--------------------------------------------------------------------------------
                                                                     16,866,371
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--1.0%
Orient-Express Hotels Ltd. Cl. A.                        126,400      6,749,760
--------------------------------------------------------------------------------

INSURANCE--1.0%
First Mercury Financial Corporation*                     329,100      6,901,227
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--2.5%
Coldwater Creek Inc.*                                    345,400      8,023,642
Priceline.com Incorporated*                              131,600      9,046,184
--------------------------------------------------------------------------------
                                                                     17,069,826
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--3.5%
Acme Packet, Inc.*                                       305,800      3,513,642
Allscripts Healthcare Solutions, Inc.*                   280,300      7,142,044
DealerTrack Holdings Inc.*                               235,200      8,664,768
Omniture Inc.*                                           196,600      4,506,072
--------------------------------------------------------------------------------
                                                                     23,826,526
--------------------------------------------------------------------------------

IT SERVICES--1.0%
Wright Express Corp.*                                    189,400      6,490,738
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
LIFE TIME FITNESS, Inc.*                                 141,050   $  7,508,091
--------------------------------------------------------------------------------

MACHINERY--2.5%
Actuant Corporation Cl. A                                133,950      8,446,887
Bucyrus International, Inc. Cl. A                        125,450      8,879,351
--------------------------------------------------------------------------------
                                                                     17,326,238
--------------------------------------------------------------------------------

MANUFACTURING--1.2%
Silgan Holdings Inc.                                     141,700      7,833,176
--------------------------------------------------------------------------------

MEDIA--1.9%
NeuStar, Inc. Cl. A*                                     203,200      5,886,704
World Wrestling Entertainment, Inc. Cl. A                427,500      6,835,725
--------------------------------------------------------------------------------
                                                                     12,722,429
--------------------------------------------------------------------------------

MEDICAL DEVICES--.5%
Dexcom Inc.*                                             408,300      3,343,977
--------------------------------------------------------------------------------

MEDICAL PRODUCTS--1.7%
Indevus Pharmaceuticals, Inc.*                            63,800        429,374
Inverness Medical Innovations, Inc.*                      97,800      4,989,756
Omrix Biopharmaceuticals, Inc.*                          196,500      6,181,890
--------------------------------------------------------------------------------
                                                                     11,601,020
--------------------------------------------------------------------------------

METALS--2.8%
RBC Bearings, Inc.*                                      197,700      8,155,125
Thompson Creek Metals Co., Inc.*                         328,600      4,919,142
Uranium One, Inc.*                                       482,900      6,152,146
--------------------------------------------------------------------------------
                                                                     19,226,413
--------------------------------------------------------------------------------

METALS & MINING--1.0%
Breakwater Resources, Ltd.*                            2,616,500      6,724,405
--------------------------------------------------------------------------------

OIL & GAS--2.6%
Carrizo Oil & Gas, Inc.*                                 150,750      6,251,602
Mariner Energy Inc.*                                     306,600      7,435,050
Warren Resources Inc.*                                   342,100      3,995,728
--------------------------------------------------------------------------------
                                                                     17,682,380
--------------------------------------------------------------------------------

OIL AND GAS EXPLORATION SERVICES--1.0%
Petrobank Energy and Resources Ltd.*                     259,350      6,514,872
--------------------------------------------------------------------------------

PHARMACEUTICAL PREPARATIONS--.9%
Adams Respiratory Therapeutics, Inc.*                    160,550      6,324,064
--------------------------------------------------------------------------------

PHARMACEUTICALS--.5%
Pharmion Corp.*                                          116,500      3,372,675
--------------------------------------------------------------------------------

PRINTING--.5%
VistaPrint Limited*                                       85,200      3,258,900
--------------------------------------------------------------------------------

REAL ESTATE--.6%
HFF Inc.*                                                276,100      4,282,311
--------------------------------------------------------------------------------

RESTAURANTS--1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*         268,750      6,971,375
--------------------------------------------------------------------------------

RETAIL--2.0%
bebe Stores, Inc.                                        336,900      5,393,769
Phillips-Van Heusen Corporation                          140,250      8,494,943
--------------------------------------------------------------------------------
                                                                     13,888,712
--------------------------------------------------------------------------------

SAVINGS & LOANS--.5%
FirstFed Financial Corp.*                                 61,600      3,494,568
--------------------------------------------------------------------------------

SEMICONDUCTOR CAPITAL EQUIPMENT--1.6%
FormFactor Inc.*                                         176,195      6,748,269
SiRF Technology Holdings, Inc.*                          214,440      4,447,486
--------------------------------------------------------------------------------
                                                                     11,195,755
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS--.8%
Cirrus Logic, Inc.*                                      681,600   $  5,657,280
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
ATMI, Inc.*                                              140,600      4,218,000
ON Semiconductor Corporation*                            735,700      7,886,704
Tessera Technologies Inc.*                               182,800      7,412,540
--------------------------------------------------------------------------------
                                                                     19,517,244
--------------------------------------------------------------------------------

SOFTWARE--4.0%
Solera Holdings Inc.*                                    179,400      3,476,772
Synchronoss Technologies Inc.*                           295,100      8,658,234
Take-Two Interactive Software, Inc.*                     167,200      3,338,984
Tibco Software Inc.*                                     511,500      4,629,075
VeriFone Holdings Inc.*                                  202,100      7,124,025
--------------------------------------------------------------------------------
                                                                     27,227,090
--------------------------------------------------------------------------------

SPECIALTY RETAIL--2.1%
Aeropostale, Inc.*                                       108,050      4,503,524
Carter's, Inc.*                                          208,200      5,400,708
DSW Inc. Cl. A*                                          125,200      4,359,464
--------------------------------------------------------------------------------
                                                                     14,263,696
--------------------------------------------------------------------------------

TELEPHONE COMMUNICATION--1.1%
NICE Systems Ltd.*                                       216,800      7,531,632
--------------------------------------------------------------------------------

TEXTILES & APPAREL--1.2%
Iconix Brand Group, Inc.*                                376,600      8,368,052
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS--1.2%
Deckers Outdoor Corporation*                              82,700      8,344,430
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--1.2%
Williams Scotsman International Inc.*                    337,000      8,023,970
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--1.4%
SBA Communications Corporation Cl. A*                    275,250      9,245,648
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $509,621,118)                                              654,839,758
--------------------------------------------------------------------------------

                                                       PRINCIPAL
SHORT-TERM INVESTMENTS--5.0%                              AMOUNT
--------------------------------------------------------------------------------

U.S. AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corporation,
   4.65%, 7/2/07
   (Cost $34,241,152)                                $34,250,000     34,241,152
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $543,862,270) (a)                                 101.1%   689,080,910
Liabilities in Excess of Other Assets                       (1.1)    (7,368,871)
--------------------------------------------------------------------------------

NET ASSETS                                                 100.0%  $681,712,039
================================================================================

*     NON-INCOME PRODUCING SECURITY.

(a) AT JUNE 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $543,961,788 AMOUNTED TO $145,119,122 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $154,910,107 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $9,790,985.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -20-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--99.0%                                      SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Company                                             6,950   $    668,312
General Dynamics Corporation                              15,400      1,204,588
United Technologies Corporation                           13,200        936,276
--------------------------------------------------------------------------------
                                                                      2,809,176
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--.4%
UTI Worldwide, Inc.                                       10,300        275,937
--------------------------------------------------------------------------------

AUTO EQUIPMENT & SERVICE--.2%
The Goodyear Tire & Rubber Company*                        3,950        137,302
--------------------------------------------------------------------------------

BEVERAGES--3.0%
Coca-Cola Company                                         18,550        970,350
PepsiCo, Inc.                                             15,800      1,024,630
--------------------------------------------------------------------------------
                                                                      1,994,980
--------------------------------------------------------------------------------

BIOTECHNOLOGY--.7%
Genentech, Inc.*                                           6,200        469,092
--------------------------------------------------------------------------------

CAPITAL MARKETS--.8%
Morgan Stanley                                             6,500        545,220
--------------------------------------------------------------------------------

COMMERCIAL BANKS--4.6%
Bank of America Corporation                               30,650      1,498,479
Cullen/Frost Bankers, Inc.                                11,050        590,843
Wachovia Corporation                                      20,700      1,060,875
--------------------------------------------------------------------------------
                                                                      3,150,197
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--.5%
Waste Management, Inc.                                     8,850        345,593
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT--2.5%
Cisco Systems, Inc.*                                      30,530        850,260
QUALCOMM Inc.                                             19,750        856,953
--------------------------------------------------------------------------------
                                                                      1,707,213
--------------------------------------------------------------------------------

COMMUNICATION TECHNOLOGY--1.0%
Time Warner Telecom Inc. Cl. A*                           32,050        644,205
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--2.2%
Dell Inc.*                                                13,900        396,845
Hewlett-Packard Company                                   12,100        539,902
Network Appliance, Inc.*                                   5,550        162,060
Seagate Technology                                        19,100        415,807
--------------------------------------------------------------------------------
                                                                      1,514,614
--------------------------------------------------------------------------------

COMPUTER SERVICES--1.3%
Akamai Technologies, Inc.*                                11,200        544,768
CNET Networks, Inc.*                                      43,600        357,084
--------------------------------------------------------------------------------
                                                                        901,852
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING--.7%
Greif Inc.                                                 8,000        476,880
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--3.7%
Citigroup Inc.                                            26,000      1,333,540
Lehman Brothers Holdings Inc.                             12,950        965,034
NYSE Euronext Inc.                                         3,200        235,584
--------------------------------------------------------------------------------
                                                                      2,534,158
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
AT&T Corp.                                                21,900        908,850
Citizens Communications Company                           35,500        542,085
Verizon Communications Inc.                               26,600      1,095,122
Windstream Corp.                                          23,004        339,539
--------------------------------------------------------------------------------
                                                                      2,885,596
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
Exelon Corporation                                        10,150   $    736,890
--------------------------------------------------------------------------------

ELECTRONICS--1.9%
Nintendo Co., Ltd. ADR#                                   28,400      1,296,449
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--3.9%
Baker Hughes Inc.                                          8,500        715,105
Diamond Offshore Drilling Inc.                             7,950        807,402
Rowan Companies*                                          10,150        415,947
Transocean Inc.*                                           6,600        699,468
--------------------------------------------------------------------------------
                                                                      2,637,922
--------------------------------------------------------------------------------

FINANCIAL SERVICES--3.0%
AllianceBernstein Holding LP                               6,200        539,958
Fortress Investment Group LLC                             14,500        345,390
Hudson City Bancorp Inc.                                  48,400        591,448
Lazard Ltd.                                                6,800        306,204
Nymex Holdings Inc.*                                       1,700        213,571
--------------------------------------------------------------------------------
                                                                      1,996,571
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING--3.3%
CVS Caremark Corporation                                  17,750        646,987
Wal-Mart Stores, Inc.                                     20,450        983,850
Whole Foods Market, Inc.                                  15,200        582,160
--------------------------------------------------------------------------------
                                                                      2,212,997
--------------------------------------------------------------------------------

FOOD PRODUCTS--.8%
Kraft Foods Inc. Cl. A                                    15,567        548,737
--------------------------------------------------------------------------------

FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                5,900        654,723
--------------------------------------------------------------------------------

HEALTH & PERSONAL CARE--.8%
Brookdale Senior Living Inc.                              12,500        569,625
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--.8%
Hologic, Inc.*                                             9,650        533,741
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--2.7%
Cardinal Health, Inc.                                      8,100        572,184
Quest Diagnostics Incorporated                             9,750        503,588
UnitedHealth Group Incorporated                           15,100        772,214
--------------------------------------------------------------------------------
                                                                      1,847,986
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--2.9%
International Game Technology                              8,600        341,420
Penn National Gaming, Inc.*                                5,550        333,500
Starbucks Corporation                                     23,650        620,576
Starwood Hotels & Resorts WorldWide, Inc.                  9,900        663,993
--------------------------------------------------------------------------------
                                                                      1,959,489
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--2.3%
Procter & Gamble Company                                  25,816      1,579,681
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Company                                  54,000      2,067,120
--------------------------------------------------------------------------------

INSURANCE--2.7%
American International Group, Inc.                        21,000      1,470,630
Assurant, Inc.                                             6,150        362,358
--------------------------------------------------------------------------------
                                                                      1,832,988
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--2.1%
eBay Inc.*                                                24,750        796,455
Elong Inc.*                                               13,250        134,222
IAC/InterActiveCorp.*                                      4,800        166,128
Netflix Inc.*                                             17,700        343,203
--------------------------------------------------------------------------------
                                                                      1,440,008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.6%
Allscripts Healthcare Solutions, Inc.*                    17,500   $    445,900
comScore Inc.*                                               300          6,945
Google Inc. Cl. A*                                         1,150        601,887
Yahoo! Inc.*                                              24,695        669,975
--------------------------------------------------------------------------------
                                                                      1,724,707
--------------------------------------------------------------------------------

LEISURE & ENTERTAINMENT--.6%
Carmike Cinemas, Inc.                                     11,650        255,834
Spark Networks PLC*                                       30,450        165,648
--------------------------------------------------------------------------------
                                                                        421,482
--------------------------------------------------------------------------------

MACHINERY--.9%
Joy Global Inc.                                           10,000        583,300
--------------------------------------------------------------------------------

MEDIA--6.3%
Comcast Corporation Special Cl. A*                        12,500        349,500
Disney (Walt) Company                                     14,850        506,979
Dolby Laboratories Inc. Cl. A*                            14,800        524,068
DreamWorks Animation SKG, Inc. Cl. A*                     21,400        617,176
Media General, Inc. Cl. A                                 13,600        452,472
Regal Entertainment Group                                 22,350        490,136
Warner Music Group Corp.                                  34,250        494,913
World Wrestling Entertainment, Inc. Cl. A                 49,550        792,305
--------------------------------------------------------------------------------
                                                                      4,227,549
--------------------------------------------------------------------------------

METALS & MINING--.9%
Peabody Energy Corporation                                12,600        609,588
--------------------------------------------------------------------------------

MULTILINE RETAIL--.7%
Macy's Inc.                                               11,450        455,481
--------------------------------------------------------------------------------

OIL & GAS--4.6%
ChevronTexaco Corporation                                  4,900        412,776
Exxon Mobil Corporation                                   23,950      2,008,926
Sasol Ltd. ADR#                                           18,400        690,736
--------------------------------------------------------------------------------
                                                                      3,112,438
--------------------------------------------------------------------------------

PHARMACEUTICALS--5.3%
Abbott Laboratories                                        9,950        532,822
Barr Pharmaceuticals, Inc.*                                6,800        341,564
Johnson & Johnson                                         16,500      1,016,730
Merck & Co. Inc.                                          13,750        684,750
Pfizer Inc.                                               40,150      1,026,635
--------------------------------------------------------------------------------
                                                                      3,602,501
--------------------------------------------------------------------------------

REAL ESTATE--.5%
Host Hotels & Resorts Inc.                                14,700        339,864
--------------------------------------------------------------------------------

RESTAURANTS--.9%
Mcdonald's Corporation                                    11,900        604,044
--------------------------------------------------------------------------------

SEMICONDUCTOR CAPITAL EQUIPMENT--.3%
SiRF Technology Holdings, Inc.*                            8,000        165,920
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Marvell Technology Group Ltd.*                            30,850        561,779
Maxim Integrated Products, Inc.                           10,650        355,816
NVIDIA Corporation*                                        9,900        408,969
ON Semiconductor Corporation*                             30,600        328,032
Texas Instruments Incorporated                            21,000        790,230
--------------------------------------------------------------------------------
                                                                      2,444,826
--------------------------------------------------------------------------------

SOFTWARE--3.7%
Microsoft Corporation                                     48,250      1,421,927
Symantec Corporation*                                     17,450        352,490
Take-Two Interactive Software, Inc.*                      36,300        724,911
--------------------------------------------------------------------------------
                                                                      2,499,328
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Home Depot, Inc.                                          22,600   $    889,310
--------------------------------------------------------------------------------

TELEPHONES--1.4%
BCE Inc.                                                  14,050        530,949
Cellcom Isreal Ltd.*                                      16,550        438,079
--------------------------------------------------------------------------------
                                                                        969,028
--------------------------------------------------------------------------------

TEXTILES & APPAREL--.3%
Cherokee Inc.                                              6,400        233,856
--------------------------------------------------------------------------------

TOBACCO--1.9%
Altria Group, Inc.                                        17,950      1,259,013
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--.8%
Sprint Nextel Corporation                                 25,150        520,857
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $60,579,615)                                                66,970,034
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK--1.1%
--------------------------------------------------------------------------------
METALS & MINING
Freeport-McMoRan Copper & Gold 6.75%, 5/1/10
   (Cost $577,900)                                         5,779        742,602
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $61,157,515) (a)                                  100.1%    67,712,636
Liabilities in Excess of Other Assets                       (0.1)       (35,176)
--------------------------------------------------------------------------------
NET ASSETS                                                 100.0%  $ 67,677,460
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT JUNE 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $61,303,515 AMOUNTED TO $6,409,121 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $7,856,170 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $1,447,049.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -24-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--63.9%                                      SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Boeing Company                                            21,400   $  2,057,824
General Dynamics Corporation                              39,900      3,120,978
--------------------------------------------------------------------------------
                                                                      5,178,802
--------------------------------------------------------------------------------

BEVERAGES--1.2%
PepsiCo, Inc.                                             45,900      2,976,615
--------------------------------------------------------------------------------

BIOTECHNOLOGY--.8%
Genentech, Inc.*                                          26,500      2,004,990
--------------------------------------------------------------------------------

CABLE--.7%
Time Warner Cable, Inc.*                                  42,700      1,672,559
--------------------------------------------------------------------------------

CAPITAL MARKETS--1.1%
Bear Stearns Companies Inc.                               11,550      1,617,000
Goldman Sachs Group, Inc.                                  4,400        953,700
--------------------------------------------------------------------------------
                                                                      2,570,700
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT--3.0%
Cisco Systems, Inc.*                                     177,000      4,929,450
QUALCOMM Inc.                                             34,100      1,479,599
Research In Motion Limited*                                5,000        999,950
--------------------------------------------------------------------------------
                                                                      7,408,999
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--4.4%
Apple Computer, Inc.*                                     22,300      2,721,492
Dell Inc.*                                                75,100      2,144,105
Hewlett-Packard Company                                   32,100      1,432,302
Memc Electronic Materials, Inc.*                          46,550      2,845,136
SanDisk Corporation*                                      33,200      1,624,808
--------------------------------------------------------------------------------
                                                                     10,767,843
--------------------------------------------------------------------------------

COMPUTER SERVICES--.6%
Akamai Technologies, Inc.*                                31,200      1,517,568
--------------------------------------------------------------------------------

CONGLOMERATE--1.2%
ITT Corporation                                           44,200      3,017,976
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--.6%
Citigroup Inc.                                            29,100      1,492,539
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--.6%
Emerson Electric Co.                                      33,400      1,563,120
--------------------------------------------------------------------------------

ELECTRONICS--1.2%
Nintendo Co., Ltd. ADR#                                   64,700      2,953,529
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--2.9%
Cameron International Corp.*                              21,100      1,508,017
National-Oilwell Varco Inc.*                              16,200      1,688,688
Schlumberger Limited                                      23,650      2,008,831
Transocean Inc.*                                          16,600      1,759,268
--------------------------------------------------------------------------------
                                                                      6,964,804
--------------------------------------------------------------------------------

FINANCE--.6%
IntercontinentalExchange Inc.*                             9,900      1,463,715
--------------------------------------------------------------------------------

FINANCIAL SERVICES--2.0%
Chicago Mercantile Exchange Holdings Inc.                  3,800      2,030,568
Hong Kong Exchanges & Clearing Limited                    92,600      1,307,452
UBS AG                                                    26,650      1,599,266
--------------------------------------------------------------------------------
                                                                      4,937,286
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.4%
CVS Caremark Corporation                                  21,300   $    776,385
Walgreen Co.                                              73,100      3,182,774
Wal-Mart Stores, Inc.                                     51,700      2,487,287
Whole Foods Market, Inc.                                  47,900      1,834,570
--------------------------------------------------------------------------------
                                                                      8,281,016
--------------------------------------------------------------------------------

FREIGHT & LOGISTICS--.9%
FedEx Corp.                                               18,700      2,075,139
--------------------------------------------------------------------------------

HEALTH & PERSONAL CARE--.6%
Brookdale Senior Living Inc.                              29,850      1,360,265
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Hologic, Inc.*                                            20,000      1,106,200
Medtronic, Inc.                                           29,200      1,514,312
--------------------------------------------------------------------------------
                                                                      2,620,512
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--1.9%
Health Net Inc.*                                          52,200      2,756,160
UnitedHealth Group Incorporated                           37,400      1,912,636
--------------------------------------------------------------------------------
                                                                      4,668,796
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--3.7%
Hilton Hotels Corporation                                 56,700      1,897,749
International Game Technology                             42,200      1,675,340
Las Vegas Sands Corp.*                                    20,100      1,535,439
MGM MIRAGE*                                               11,600        956,768
Starbucks Corporation                                    111,500      2,925,760
--------------------------------------------------------------------------------
                                                                      8,991,056
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Company                                  65,300      3,995,707
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                    21,700      1,883,343
General Electric Company                                  90,900      3,479,652
--------------------------------------------------------------------------------
                                                                      5,362,995
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES--.6%
Cognizant Technology Solutions Corporation Cl. A*         19,300      1,449,237
--------------------------------------------------------------------------------

INSURANCE--1.1%
American International Group, Inc.                        39,100      2,738,173
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--1.3%
eBay Inc.*                                                89,650      2,884,937
IAC/InterActiveCorp.*                                     11,300        391,093
--------------------------------------------------------------------------------
                                                                      3,276,030
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--2.6%
comScore Inc.*                                               700         16,205
Google Inc. Cl. A*                                         8,700      4,553,406
Yahoo! Inc.*                                              65,600      1,779,728
--------------------------------------------------------------------------------
                                                                      6,349,339
--------------------------------------------------------------------------------

MACHINERY--.5%
Joy Global Inc.                                           19,250      1,122,853
--------------------------------------------------------------------------------

MEDIA--2.2%
Comcast Corporation Special Cl. A*                       101,900      2,849,124
News Corporation Cl. A                                    57,300      1,215,333
XM Satellite Radio Holdings Inc. Cl. A*                  101,800      1,198,186
--------------------------------------------------------------------------------
                                                                      5,262,643
--------------------------------------------------------------------------------

METALS & MINING--1.5%
Freeport-McMoRan Copper & Gold, Inc. Cl. B                26,399      2,186,365
Peabody Energy Corporation                                32,000      1,548,160
--------------------------------------------------------------------------------
                                                                      3,734,525
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------
COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL--.4%
Penny, (JC) Co. Inc.                                      13,200   $    955,416
--------------------------------------------------------------------------------

OIL & GAS--.5%
EOG Resources, Inc.                                       16,600      1,212,796
--------------------------------------------------------------------------------

PHARMACEUTICALS--3.1%
Abbott Laboratories                                       42,500      2,275,875
Johnson & Johnson                                         27,900      1,719,198
Merck & Co. Inc.                                          40,600      2,021,880
Sepracor Inc.*                                            17,400        713,748
Wyeth                                                     14,000        802,760
--------------------------------------------------------------------------------
                                                                      7,533,461
--------------------------------------------------------------------------------

REAL ESTATE--.7%
Jones Lang LaSalle Incorporated                           15,050      1,708,175
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Broadcom Corporation Cl. A*                               49,000      1,433,250
Intel Corporation                                        123,200      2,927,232
Maxim Integrated Products, Inc.                           23,800        795,158
Micron Technology, Inc.*                                  64,100        803,173
NVIDIA Corporation*                                       38,700      1,598,697
--------------------------------------------------------------------------------
                                                                      7,557,510
--------------------------------------------------------------------------------

SOFTWARE--4.1%
Adobe Systems Incorporated                                29,100      1,168,365
Microsoft Corporation                                    162,750      4,796,243
Symantec Corporation*                                    111,150      2,245,230
TomTom NV*                                                34,500      1,755,574
--------------------------------------------------------------------------------
                                                                      9,965,412
--------------------------------------------------------------------------------

SPECIALTY RETAIL--1.2%
Home Depot, Inc.                                          29,100      1,145,085
Urban Outfitters, Inc.*                                   76,900      1,847,907
--------------------------------------------------------------------------------
                                                                      2,992,992
--------------------------------------------------------------------------------

TOBACCO--1.2%
Altria Group, Inc.                                        41,200      2,889,768
--------------------------------------------------------------------------------

UTILITIES--.7%
Veolia Environnement                                      20,350      1,595,643
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--.7%
NII Holdings Inc. Cl. B*                                  21,700      1,752,058
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $142,266,504)                                              155,942,562
--------------------------------------------------------------------------------

                                                       PRINCIPAL
CORPORATE BONDS--16.9%                                    AMOUNT
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE--.6%
L-3 Communications Holdings, 3.00%, 8/1/35           $   650,000        736,125
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13 (a)      767,661        796,245
--------------------------------------------------------------------------------
                                                                      1,532,370
--------------------------------------------------------------------------------

AUTOMOTIVE--.9%
Capital Auto Receivables Asset Trust,
   5.32%, 3/20/10 (a)                                  1,570,000      1,568,257
Ford Motor Credit Company, 7.80%, 6/1/12                 620,000        605,431
--------------------------------------------------------------------------------
                                                                      2,173,688
--------------------------------------------------------------------------------

BUILDING & CONSTRUCTION--.1%
Martin Marietta Materials Inc., 6.25%, 5/1/37            360,000        350,244
--------------------------------------------------------------------------------

CABLE--.4%
Cox Communications, Inc., 4.625%, 6/1/13               1,145,000      1,073,760
--------------------------------------------------------------------------------

CAPITAL MARKETS--.2%
Morgan Stanley, 5.55%, 4/27/17                           620,000        595,942
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       PRINCIPAL
CORPORATE BONDS--(CONT.)                                  AMOUNT          VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.6%
Associates Corp. North America, 6.95%, 11/1/18       $ 1,575,000   $  1,710,680
Banc of America Commercial Mortgage Inc.,
   5.634%, 7/10/46                                     1,392,000      1,367,568
Bank of America Corp., 4.875%, 9/15/12                 1,235,000      1,194,786
Regions Bank, 6.45%, 6/26/37                             650,000        656,478
Wachovia Bank Commercial Mortgage Trust,
   5.342%, 12/15/43                                    1,400,000      1,345,698
--------------------------------------------------------------------------------
                                                                      6,275,210
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES--.1%
Qwest Corporation, 6.50%, 6/1/17 (a)                     300,000        287,250
--------------------------------------------------------------------------------

ELECTRIC UTILITIES--.8%
General Electric Capital Corp., 5.50%, 11/15/11        1,350,000      1,340,887
WPS Resources Co., 6.11%, 12/1/66                        600,000        576,352
--------------------------------------------------------------------------------
                                                                      1,917,239
--------------------------------------------------------------------------------

ELECTRONICS--.3%
Centerpoint Energy Transition Bond Company,
   4.97%, 8/1/14                                         655,000        646,047
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--.3%
Cameron International Corp., 2.50%, 6/15/26              640,000        781,600
--------------------------------------------------------------------------------

FINANCE--1.1%
Merrill Lynch Mortgage Trust, 5.844%, 5/12/39          1,600,000      1,589,595
Toll Brothers Finance Corp., 5.15%, 5/15/15            1,200,000      1,084,409
--------------------------------------------------------------------------------
                                                                      2,674,004
--------------------------------------------------------------------------------

FINANCIAL SERVICES--3.6%
American Tower Trust, 5.9568%, 4/15/37                 1,450,000      1,417,375
Countrywide Financial Corp., 5.80%, 6/7/12               650,000        646,103
Jefferies Group, Inc., 6.25%, 1/15/36                  1,350,000      1,269,059
JP Morgan Chase Commercial Mortgage SEC CO,
   6.066%, 4/15/45                                     1,900,000      1,912,680
Lazard Group, 6.85%, 6/15/17 (a)                         600,000        601,485
Morgan Stanley Capital I, 5.439%, 2/20/44              1,300,000      1,272,759
Morgan Stanley Capital I, 5.514%, 11/12/49             1,400,000      1,364,593
Residential Capital LLC, 6.50%, 6/1/12                   300,000        293,040
--------------------------------------------------------------------------------
                                                                      8,777,094
--------------------------------------------------------------------------------

FOOD PRODUCTS--.3%
General Mills Inc., 5.70%, 2/15/17                       600,000        585,872
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--.4%
CIGNA Corporation, 5.375%, 3/15/17                       500,000        478,479
UnitedHealth Group, 6.00%, 6/15/17 (a)                   600,000        598,879
--------------------------------------------------------------------------------
                                                                      1,077,358
--------------------------------------------------------------------------------

INSURANCE--1.4%
Liberty Mutual Group, 7.80%, 3/15/37                   1,350,000      1,274,585
Radian Group Inc., 7.75%, 6/1/11                       1,350,000      1,443,126
XL Capital Ltd., 6.50%, 12/31/49                         650,000        611,546
--------------------------------------------------------------------------------
                                                                      3,329,257
--------------------------------------------------------------------------------

MANUFACTURING--.8%
Cooper US Inc., 6.10%, 7/1/17                            600,000        608,691
Reliance Steel & Alum, 6.85%, 11/15/36                 1,390,000      1,388,966
--------------------------------------------------------------------------------
                                                                      1,997,657
--------------------------------------------------------------------------------

MEDIA--.2%
Time Warner Inc., 5.50%,11/15/11                         585,000        579,051
--------------------------------------------------------------------------------

MISCELLANEOUS--.7%
Jefferson Valley Floating Rate, 6.76%, 3/20/16 (b)     1,700,000      1,662,367
--------------------------------------------------------------------------------

OIL & GAS--.6%
Inergy LP / Inergy Fin Corp., 8.25%, 3/1/16              653,000        674,222
Tesoro Corp., 6.25%, 11/1/12                             800,000        798,000
--------------------------------------------------------------------------------
                                                                      1,472,222
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       PRINCIPAL
CORPORATE BONDS--(CONT.)                                  AMOUNT          VALUE
--------------------------------------------------------------------------------
OIL AND GAS EXTRACTION--.6%
Enterprise Products Partners, 8.375%, 8/1/66         $ 1,350,000   $  1,443,095
--------------------------------------------------------------------------------

SOFTWARE--.7%
Computer Associates International Inc.,
   6.50%, 4/15/08                                        310,000        312,744
Oracle Corporation, 5.25%, 1/15/16                     1,300,000      1,248,606
--------------------------------------------------------------------------------
                                                                      1,561,350
--------------------------------------------------------------------------------

UTILITIES--.2%
Southern Co., 5.30%, 1/15/12                             525,000        519,076
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
   (Cost $41,837,726)                                                41,311,753
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS--17.5%
--------------------------------------------------------------------------------
Federal Home Loan Banks,
   3.75%, 8/15/08                                        850,000        836,257
   5.375%, 5/18/16                                     1,500,000      1,495,143
Federal Home Loan Mortgage Corporation,
   5.60%, 10/17/13                                     2,100,000      2,090,348
   5.50%, 1/15/15                                      1,508,831      1,501,863
   5.75%, 6/27/16                                      1,170,000      1,180,204
   5.50%, 10/15/16                                     1,244,776      1,236,892
   5.75%, 12/15/18                                     1,537,828      1,525,629
   5.50%, 12/15/20                                     1,164,057      1,146,533
   6.00%, 8/15/29                                      1,880,000      1,887,886
   6.00%, 5/15/32                                      1,790,000      1,783,032
   6.00%, 3/15/36                                      1,588,501      1,595,276
Federal National Mortgage Association,
   5.15%, 9/21/07                                      1,200,000      1,199,318
   5.00%, 4/1/18                                       1,139,886      1,105,993
   5.50%, 10/25/20                                     1,350,000      1,334,733
   5.50%, 12/25/20                                     1,278,539      1,257,787
   6.625%, 11/15/30                                      508,000        574,281
   6.00%, 4/25/35                                      1,800,000      1,778,718
Government National Mortgage Association,
   6.00%, 3/15/36                                      1,851,501      1,827,113
U.S. Treasury Bonds,
   7.50%, 11/15/16                                     2,094,000      2,470,103
   5.25%, 11/15/28                                     1,000,000      1,007,188
   4.50%, 2/15/36                                      2,000,000      1,811,564
U.S. Treasury Notes,
   3.125%, 9/15/08                                       132,000        129,195
   6.00%, 8/15/09                                      1,385,000      1,415,406
   3.50%, 11/15/09                                     3,100,000      3,004,578
   5.00%, 8/15/11                                      2,385,000      2,396,180
   4.625%, 8/31/11                                     1,800,000      1,780,313
   4.25%, 8/15/13                                      1,900,000      1,835,134
   4.25%, 11/15/14                                       900,000        859,008
   4.50%, 2/15/16                                        640,000        617,050
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $43,187,820)                                                42,682,725
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                       PRINCIPAL
SHORT-TERM INVESTMENTS--1.4%                              AMOUNT          VALUE
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corporation,
   4.65%, 7/2/07
   (Cost $3,399,121)                                 $ 3,400,000   $  3,399,121
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $230,691,171) (c)                                  99.7%   243,336,161
Other Assets in Excess of Liabilities                        0.3        711,373
--------------------------------------------------------------------------------

NET ASSETS                                                 100.0%  $244,047,534
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) PURSUANT TO SECURITIES AND EXCHANGE COMMISSION RULE 144A, THESE SECURITIES MAY BE SOLD PRIOR TO THEIR MATURITY ONLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES ARE DEEMED TO BE LIQUID AND REPRESENT 1.6% OF THE NET ASSETS OF THE FUND.

(b) SECURITY MAY BE SOLD PRIOR TO ITS MATURITY ONLY TO QUALIFIED INSTITUTIONAL BUYERS. SECURITY WAS ACQUIRED ON 2/29/06 FOR A COST OF $1,690,650.

(c) AT JUNE 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $235,286,315 AMOUNTED TO $8,049,846 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $16,655,463 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $8,605,617.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -30-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--94.5%                                      SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
BE Aerospace, Inc.*                                      144,450   $  5,965,785
--------------------------------------------------------------------------------

AGRICULTURE--.6%
Mosaic Co.*                                               60,900      2,376,318
--------------------------------------------------------------------------------

AUTO EQUIPMENT & SERVICE--.8%
Tenneco Inc.*+                                            80,500      2,820,720
--------------------------------------------------------------------------------

BIOTECHNOLOGY--3.1%
Affymetrix Inc.*                                         209,200      5,206,988
InterMune, Inc.*                                          69,100      1,792,454
Neurocrine Biosciences, Inc.*                            136,500      1,532,895
Onyx Pharmaceuticals, Inc.*                               58,700      1,579,030
Regeneron Pharmaceuticals, Inc.*                          88,900      1,593,088
--------------------------------------------------------------------------------
                                                                     11,704,455
--------------------------------------------------------------------------------

CAPITAL MARKETS--1.8%
Affiliated Managers Group, Inc.*                          21,395      2,754,820
National Financial Partners Corporation                   83,700      3,876,147
--------------------------------------------------------------------------------
                                                                      6,630,967
--------------------------------------------------------------------------------

CASINOS & RESORTS--1.0%
Bally Technologies Inc.*                                 144,000      3,804,480
--------------------------------------------------------------------------------

CHEMICALS--.5%
Nalco Holding Co.*                                        62,100      1,704,645
--------------------------------------------------------------------------------

COMMERCIAL BANKS--.9%
Boston Private Financial Holdings, Inc.                  122,400      3,288,888
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--3.8%
Allied Waste Industries Inc.                             406,500      5,471,490
Apollo Group, Inc. Cl. A*                                 55,500      3,242,865
Net 1 UEPS Technologies, Inc.*                           227,390      5,491,468
--------------------------------------------------------------------------------
                                                                     14,205,823
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT--1.7%
Research In Motion Limited*+                              32,000      6,399,680
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--4.1%
Apple Computer, Inc.*                                     54,700      6,675,588
Memc Electronic Materials, Inc.*                          93,400      5,708,608
SanDisk Corporation*                                      61,600      3,014,704
--------------------------------------------------------------------------------
                                                                     15,398,900
--------------------------------------------------------------------------------

COMPUTER SOFTWARE
Data Domain, Inc.*                                         4,400        101,200
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY--1.8%
Atheros Communications*                                  140,800      4,342,272
NAVTEQ*                                                   53,950      2,284,243
--------------------------------------------------------------------------------
                                                                      6,626,515
--------------------------------------------------------------------------------

CONGLOMERATE--1.4%
ITT Corporation                                           76,400      5,216,592
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--2.2%
Chicago Bridge & Iron Company N.V.                       107,100      4,041,954
McDermott International, Inc.*+                           51,525      4,282,758
--------------------------------------------------------------------------------
                                                                      8,324,712
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS--1.3%
United Therapeutics Corporation*                          76,600      4,884,016
--------------------------------------------------------------------------------

ELECTRONICS--2.1%
Nintendo Co., Ltd. ADR#                                  169,650      7,744,455
--------------------------------------------------------------------------------

ELECTRONIC SEMI-CONDUCTOR/COMPONENTS
Spreadtrum Communications                                  3,500         50,855
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
ENERGY
LDK Solar Company Ltd.*                                    1,500   $     46,950
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--5.1%
Baker Hughes Inc.                                         20,900      1,758,317
Cameron International Corp.*                              25,350      1,811,764
National-Oilwell Varco Inc.*+                             89,000      9,277,360
Transocean Inc.*                                          59,300      6,284,614
--------------------------------------------------------------------------------
                                                                     19,132,055
--------------------------------------------------------------------------------

ENGINEERING
Aecom Technology Corp.*                                    5,900        146,379
--------------------------------------------------------------------------------

FINANCE--1.2%
IntercontinentalExchange Inc.*+                           30,000      4,435,500
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES--1.5%
GFI Group Inc.*+                                          75,000      5,436,000
--------------------------------------------------------------------------------

FINANCIAL SERVICES--3.6%
AllianceBernstein Holding LP                              28,500      2,482,065
Chicago Mercantile Exchange Holdings Inc.+                 6,600      3,526,776
Hong Kong Exchanges & Clearing Limited                   240,200      3,391,469
Lazard Ltd.                                               89,300      4,021,179
--------------------------------------------------------------------------------
                                                                     13,421,489
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING--1.0%
Whole Foods Market, Inc.                                  99,800      3,822,340
--------------------------------------------------------------------------------

HEALTH & PERSONAL CARE--.3%
Brookdale Senior Living Inc.                              27,100      1,234,947
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Hologic, Inc.*                                            33,600      1,858,416
Intuitive Surgical, Inc.*                                 24,500      3,399,865
Zimmer Holdings, Inc.*                                    32,200      2,733,458
--------------------------------------------------------------------------------
                                                                      7,991,739
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--3.3%
Health Net Inc.*                                          96,600      5,100,480
McKesson Corporation                                      58,200      3,471,048
Psychiatric Solutions, Inc.*                             103,650      3,758,349
--------------------------------------------------------------------------------
                                                                     12,329,877
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--7.4%
Cheesecake Factory Incorporated (The)*                    43,700      1,071,524
Hilton Hotels Corporation                                105,000      3,514,350
MGM MIRAGE*                                               21,800      1,798,064
Orient-Express Hotels Ltd. Cl. A.                        155,100      8,282,340
Penn National Gaming, Inc.*                               53,300      3,202,797
Scientific Games Corporation*                            124,600      4,354,770
Starbucks Corporation                                    203,600      5,342,464
--------------------------------------------------------------------------------
                                                                     27,566,309
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY SERVICES--.4%
Cognizant Technology Solutions Corporation Cl. A*         19,800      1,486,782
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--4.7%
Allscripts Healthcare Solutions, Inc.*                   132,189      3,368,176
comScore Inc.*                                             1,500         34,725
DealerTrack Holdings Inc.*                                85,250      3,140,610
Expedia, Inc.*                                           160,600      4,703,974
On2 Technologies, Inc.*                                  472,500      1,417,500
SINA Corp.*                                              119,700      5,010,642
--------------------------------------------------------------------------------
                                                                     17,675,627
--------------------------------------------------------------------------------

LEISURE & ENTERTAINMENT--.6%
Vail Resorts Inc.                                         35,800      2,179,146
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
MACHINERY--2.8%
Bucyrus International, Inc. Cl. A                         39,100   $  2,767,498
Joy Global Inc.                                           36,500      2,129,045
Oshkosh Truck Corporation*                                87,800      5,524,376
--------------------------------------------------------------------------------
                                                                     10,420,919
--------------------------------------------------------------------------------

MEDIA--1.4%
DreamWorks Animation SKG, Inc. Cl. A*                     90,200      2,601,368
Regal Entertainment Group                                118,100      2,589,933
--------------------------------------------------------------------------------
                                                                      5,191,301
--------------------------------------------------------------------------------

MEDICAL PRODUCTS--.7%
Metabolix, Inc.*                                         103,500      2,590,605
--------------------------------------------------------------------------------

METALS--2.5%
Thompson Creek Metals Co., Inc*                          196,700      2,944,599
Titanium Metals Corporation*                             102,400      3,266,560
Uranium One, Inc.*                                       236,100      3,007,914
--------------------------------------------------------------------------------
                                                                      9,219,073
--------------------------------------------------------------------------------

METALS & MINING--2.8%
Paladin Resources Limited*                               250,550      1,745,081
Peabody Energy Corporation                               114,600      5,544,348
Southern Copper Corporation                               15,200      1,432,752
Teck Cominco Limited                                      43,500      1,848,750
--------------------------------------------------------------------------------
                                                                     10,570,931
--------------------------------------------------------------------------------

OIL & GAS--.7%
Valero Energy Corporation+                                35,900      2,651,574
--------------------------------------------------------------------------------

OIL AND GAS EXPLORATION SERVICES--.7%
Petrobank Energy and Resources Ltd.*                      98,300      2,469,296
--------------------------------------------------------------------------------

PHOTOGRAPHY--.9%
Shutterfly, Inc.*                                        155,500      3,351,025
--------------------------------------------------------------------------------

REAL ESTATE--1.0%
Jones Lang LaSalle Incorporated                           33,100      3,756,850
--------------------------------------------------------------------------------

RETAIL--1.3%
Sothebys Holdings Inc., Cl. A                            108,300      4,983,966
--------------------------------------------------------------------------------

SEMICONDUCTOR CAPITAL EQUIPMENT--.5%
SiRF Technology Holdings, Inc.*                           84,300      1,748,382
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Lam Research Corporation*                                 52,000      2,672,800
Maxim Integrated Products, Inc.                           54,400      1,817,504
ON Semiconductor Corporation*                            735,200      7,881,344
Tessera Technologies Inc.*                               139,200      5,644,560
--------------------------------------------------------------------------------
                                                                     18,016,208
--------------------------------------------------------------------------------

SOFTWARE--5.9%
Activision, Inc.*+                                       340,000      6,347,800
Adobe Systems Incorporated                               105,800      4,247,870
Solera Holdings Inc.*                                    104,000      2,015,520
Synchronoss Technologies Inc.*                           104,900      3,077,766
TomTom NV*                                               120,700      6,141,966
--------------------------------------------------------------------------------
                                                                     21,830,922
--------------------------------------------------------------------------------

SPECIALTY RETAIL--3.0%
Gamestop Corp. Cl. A*+                                   125,784      4,918,154
PETSMART, Inc.                                            74,200      2,407,790
Urban Outfitters, Inc.*                                  161,100      3,871,233
--------------------------------------------------------------------------------
                                                                     11,197,177
--------------------------------------------------------------------------------

TEXTILES & APPAREL--.8%
Iconix Brand Group, Inc.*                                134,700      2,993,034
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION--1.3%
Textron Inc.                                              42,500  $   4,679,675
--------------------------------------------------------------------------------

UTILITIES--1.0%
Veolia Environnement                                      46,800      3,669,588
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--2.5%
NII Holdings Inc. Cl. B*                                  58,000      4,682,920
SBA Communications Corporation Cl. A*                    136,600      4,588,394
--------------------------------------------------------------------------------
                                                                      9,271,314
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $314,546,366)                                              352,765,986
--------------------------------------------------------------------------------

PURCHASED OPTIONS--.2%                                 CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS
Activision, Inc*/August/15                                 3,400         34,000
Chicago Mercantile Exchange/September/530+                    65        157,950
Gamestop Corp./July/35+                                    1,200         12,000
GFI Group Inc.*/July/75+                                     750        240,000
McDermott International, Inc./July/75+                       300          9,000
National-Oilwell Varco Inc.*/August/65                       890          4,450
Research in Motion/September/150                             265         23,850
Tenneco Inc.*/October/30+                                    805         48,300
Valero Energy Corp./September/72.5+                          340        115,600
--------------------------------------------------------------------------------

TOTAL PURCHASED PUT OPTIONS
   (Cost $1,692,920)                                                    645,150
--------------------------------------------------------------------------------

                                                       PRINCIPAL
SHORT-TERM INVESTMENT--4.9%                               AMOUNT
--------------------------------------------------------------------------------
U.S AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corporation,
   4.65%, 7/2/07
   (Cost $18,255,283)                                $18,260,000     18,255,283
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $334,494,569) (a)                                  99.6%   371,666,419
Other Assets in Excess of Liabilities                        0.4      1,506,424
--------------------------------------------------------------------------------

NET ASSETS                                                 100.0%  $373,172,843
================================================================================

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR PORTION OF THE SECURITIES ARE PLEDGED AS COLLATERAL FOR OPTIONS
      WRITTEN.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT JUNE 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $338,507,709 AMOUNTED TO $33,158,710 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $42,658,849 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $9,500,139.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -34-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                          SHARES
                                                         SUBJECT
                                         CONTRACTS   TO CALL/PUT          VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Activision, Inc*/August/15                   3,400       340,000   $     17,000
Chicago Mercantile Exchange Holdings
   Inc./September/610                           65         6,500         33,150
Gamestop Corp./July/40                       1,200       120,000        102,000
GFI Group Inc.*/July/80                        750        75,000         15,000
IntercontinentalExchange/July/165              300        30,000         34,500
National-Oilwell Varco Inc.*/August/90         890        89,000      1,406,200
Research in Motion/September/175               265        26,500        818,850
Tenneco Inc.*/October/35                       805        80,500        225,400
Valero Energy Corp./September/85               340        34,000         36,380
McDermott International, Inc./July/85          300        30,000         52,500
--------------------------------------------------------------------------------

TOTAL
   (Premiums Received $944,520)                                       2,740,980
--------------------------------------------------------------------------------

PUT OPTIONS WRITTEN
Chicago Mercantile Exchange/
   September/490                                65         6,500         71,500
Gamestop Corp./July/32.5                     1,200       120,000          6,000
GFI Group Inc.*/July/70                        750        75,000         60,000
McDermott International, Inc./July/70          300        30,000          3,000
Tenneco Inc.*/October/25                       805        80,500          4,025
Valero Energy Corp./September/67.5             340        34,000         49,300
--------------------------------------------------------------------------------

TOTAL
   (Premiums Received $417,641)                                         193,825
--------------------------------------------------------------------------------

TOTAL OPTIONS WRITTEN
   (Premiums Received $1,362,161)                                  $  2,934,805
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -35-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--101.3%                                     SHARES          VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
BE Aerospace, Inc.*                                       18,100  $     747,530
Boeing Company                                            16,000      1,538,560
General Dynamics Corporation                             128,000     10,012,160
--------------------------------------------------------------------------------
                                                                     12,298,250
--------------------------------------------------------------------------------

AUTO EQUIPMENT & SERVICE--.7%
The Goodyear Tire & Rubber Company*                       73,300      2,547,908
--------------------------------------------------------------------------------

BIOTECHNOLOGY--1.7%
InterMune, Inc.*                                          52,200      1,354,068
Neurocrine Biosciences, Inc.*                            109,900      1,234,177
Onyx Pharmaceuticals, Inc.*                               92,100      2,477,490
Regeneron Pharmaceuticals, Inc.*                          66,500      1,191,680
--------------------------------------------------------------------------------
                                                                      6,257,415
--------------------------------------------------------------------------------

BUILDING MATERIALS & GARDEN SUPPLIES--.4%
American Standard Companies                               24,300      1,433,214
--------------------------------------------------------------------------------

BUSINESS SERVICES--1.0%
Endeavor Acquisition Corp.*                              309,900      3,656,820
--------------------------------------------------------------------------------

CAPITAL MARKETS--1.2%
Bear Stearns Companies Inc.                               12,300      1,722,000
National Financial Partners Corporation                   56,100      2,597,991
--------------------------------------------------------------------------------
                                                                      4,319,991
--------------------------------------------------------------------------------

CASINOS & RESORTS--1.2%
Bally Technologies Inc.*                                 170,300      4,499,326
--------------------------------------------------------------------------------

COMMERCIAL BANKS--.7%
Bank of America Corporation                               52,000      2,542,280
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--1.2%
Net 1 UEPS Technologies, Inc.*                           177,850      4,295,077
--------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT--5.4%
Cisco Systems, Inc.*                                     630,600     17,562,210
Sonus Networks, Inc.*                                    264,300      2,251,836
--------------------------------------------------------------------------------
                                                                     19,814,046
--------------------------------------------------------------------------------

COMPUTER SERVICES--.7%
Digital River, Inc.*                                      57,500      2,601,875
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY--1.0%
Atheros Communications*                                  123,000      3,793,320
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--6.2%
Apple Computer, Inc.*                                     39,400      4,808,376
Autodesk, Inc.                                            50,500      2,377,540
Hewlett-Packard Company                                   74,300      3,315,266
Memc Electronic Materials, Inc.*                         102,800      6,283,136
Network Appliance, Inc. *                                 42,300      1,235,160
SanDisk Corporation*                                      83,200      4,071,808
Seagate Technology                                        28,700        624,799
--------------------------------------------------------------------------------
                                                                     22,716,085
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--.5%
McDermott International, Inc.*                            22,500      1,870,200
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS--1.4%
United Therapeutics Corporation*                          81,600      5,202,816
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--1.8%
Diamond Offshore Drilling Inc.                            41,200      4,184,272
National-Oilwell Varco Inc.*                              22,000      2,293,280
--------------------------------------------------------------------------------
                                                                      6,477,552
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
FINANCE--.8%
IntercontinentalExchange Inc. *                           19,300   $  2,853,505
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES--1.1%
GFI Group Inc.*                                           58,100      4,211,088
--------------------------------------------------------------------------------

FINANCIAL SERVICES--5.3%
AllianceBernstein Holding LP                              39,800      3,466,182
Chicago Mercantile Exchange Holdings Inc.+                17,750      9,484,890
Dollar Financial Corporation*                             79,000      2,251,500
Lazard Ltd.                                               73,300      3,300,699
Nymex Holdings Inc.*                                       6,800        854,284
--------------------------------------------------------------------------------
                                                                     19,357,555
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING--1.3%
CVS Caremark Corporation                                 132,700      4,836,915
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
Cytyc Corporation*                                        65,200      2,810,772
Hologic, Inc.*                                           181,200     10,022,172
Illumina, Inc.                                            59,000      2,394,810
Intuitive Surgical, Inc.*                                 19,200      2,664,384
Thoratec Corporation*                                     48,400        890,076
--------------------------------------------------------------------------------
                                                                     18,782,214
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--2.1%
Cardinal Health, Inc.                                     47,100      3,327,144
Manor Care, Inc.                                          68,100      4,446,249
--------------------------------------------------------------------------------
                                                                      7,773,393
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--4.5%
Accor SA                                                  46,400      4,092,988
Hilton Hotels Corporation                                 92,300      3,089,281
MGM MIRAGE *                                              43,100      3,554,888
Penn National Gaming, Inc.*                               35,400      2,127,186
Starbucks Corporation                                    139,000      3,647,360
--------------------------------------------------------------------------------
                                                                     16,511,703
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Company                                  59,927      3,666,933
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--.8%
General Electric Company                                  72,300      2,767,644
--------------------------------------------------------------------------------

INSURANCE--1.2%
American International Group, Inc.                        62,300      4,362,869
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--2.1%
Coldwater Creek Inc.*                                     34,500        801,435
eBay Inc.*                                               209,500      6,741,710
--------------------------------------------------------------------------------
                                                                      7,543,145
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--5.1%
DealerTrack Holdings Inc.*                               112,200      4,133,448
Google Inc. Cl. A*                                        18,800      9,839,544
SINA Corp.*                                              114,000      4,772,040
--------------------------------------------------------------------------------
                                                                     18,745,032
--------------------------------------------------------------------------------

LEISURE & ENTERTAINMENT--.4%
Cinemark Holdings, Inc.*                                  78,200      1,398,998
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS--.2%
Smith & Wesson Holding Corporation*                       51,000        854,250
--------------------------------------------------------------------------------

MACHINERY--2.2%
Oshkosh Truck Corporation*                               126,200      7,940,504
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
MEDIA--3.7%
Dolby Laboratories Inc. Cl. A*                           125,400   $  4,440,414
DreamWorks Animation SKG, Inc. Cl. A*                    107,200      3,091,648
Focus Media Holding Limited ADR*#                         33,300      1,681,650
NeuStar, Inc. Cl. A*                                      80,600      2,334,982
Regal Entertainment Group                                 83,900      1,839,927
--------------------------------------------------------------------------------
                                                                     13,388,621
--------------------------------------------------------------------------------

MEDICAL PRODUCTS--.3%
Northstar Neuroscience, Inc.*                            101,400      1,179,282
--------------------------------------------------------------------------------

METALS--1.9%
HudBay Minerals, Inc.*                                    90,400      1,889,360
Thompson Creek Metals Co., Inc.*                         259,700      3,887,709
Uranium One, Inc.*                                        90,400      1,151,696
--------------------------------------------------------------------------------
                                                                      6,928,765
--------------------------------------------------------------------------------

METALS & MINING--4.6%
Cameco Corporation                                        98,600      5,002,964
Freeport-McMoRan Copper & Gold, Inc. Cl. B                56,300      4,662,766
Inmet Mining Corporation                                  13,100      1,013,285
Paladin Resources Limited*                               512,300      3,568,170
Peabody Energy Corporation                                54,700      2,646,386
--------------------------------------------------------------------------------
                                                                     16,893,571
--------------------------------------------------------------------------------

OIL AND GAS EXPLORATION SERVICES--1.6%
Petrobank Energy and Resources Ltd.*                     226,900      5,699,728
--------------------------------------------------------------------------------

OIL & GAS--.8%
Range Resources Corporation                                7,600        284,316
Warren Resources Inc.*                                   215,400      2,515,872
--------------------------------------------------------------------------------
                                                                      2,800,188
--------------------------------------------------------------------------------

PHARMACEUTICAL PREPARATIONS--1.0%
Adams Respiratory Therapeutics, Inc.*                     91,600      3,608,124
--------------------------------------------------------------------------------

PHARMACEUTICALS--2.1%
Abbott Laboratories                                      119,800      6,415,290
Salix Pharmaceuticals, Ltd.*                             108,800      1,338,240
--------------------------------------------------------------------------------
                                                                      7,753,530
--------------------------------------------------------------------------------

SEMICONDUCTOR CAPITAL EQUIPMENT--.5%
FormFactor Inc.*                                          45,500      1,742,650
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--10.3%
Intel Corporation                                        277,200      6,586,272
Lam Research Corporation*                                 75,600      3,885,840
ON Semiconductor Corporation*                          1,516,000     16,251,520
Rambus Inc.*                                              70,000      1,258,600
Tessera Technologies Inc.*                               175,605      7,120,783
Texas Instruments Incorporated                            20,700        778,941
Trident Microsystems, Inc.*                               92,400      1,695,540
--------------------------------------------------------------------------------
                                                                     37,577,496
--------------------------------------------------------------------------------

SOFTWARE--2.5%
Adobe Systems Incorporated                                66,500      2,669,975
Microsoft Corporation                                     47,900      1,411,613
Solera Holdings Inc.*                                    101,600      1,969,008
TomTom NV*                                                57,300      2,915,780
--------------------------------------------------------------------------------
                                                                      8,966,376
--------------------------------------------------------------------------------

SPECIALTY RETAIL--1.5%
Urban Outfitters, Inc.*                                  228,000      5,478,840
--------------------------------------------------------------------------------

TEXTILES & APPAREL--1.3%
Iconix Brand Group, Inc.*                                214,500      4,766,190
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                    SHARES          VALUE
--------------------------------------------------------------------------------
TOBACCO--3.6%
Altria Group, Inc.                                       189,400   $ 13,284,516
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--3.9%
America Movil S.A. de C.V. Series L ADR#                  61,850      3,830,370
American Tower Corporation Cl. A*                         69,242      2,908,164
NII Holdings Inc. Cl. B*                                  91,200      7,363,488
--------------------------------------------------------------------------------
                                                                     14,102,022
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $348,352,324)                                              370,101,822
--------------------------------------------------------------------------------

PURCHASED OPTIONS--.1%                                 CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS
Chicago Mercantile Exchange/September/530+
   (Cost $246,709)                                           103        250,290
--------------------------------------------------------------------------------

                                                       PRINCIPAL
CONVERTIBLE CORPORATE BOND--.5%                           AMOUNT
--------------------------------------------------------------------------------
TEXTILES & APPAREL
Iconix Brand Group, Inc.*, 1.875%, 6/30/12 (a)
   (Cost $1,850,000)                                 $ 1,850,000      1,898,563
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.4%
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Freddie Mac, 4.65%, 7/2/07
   (Cost $5,128,675)                                   5,130,000      5,128,675
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $355,577,708) (b)                                 103.3%   377,379,350
Liabilities in Excess of Other Assets                       (3.3)   (12,016,652)
--------------------------------------------------------------------------------

NET ASSETS                                                 100.0%  $365,362,698
================================================================================

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR PORTION OF THE SECURITIES ARE PLEDGED AS COLLATERAL FOR OPTIONS
      WRITTEN.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) PURSUANT TO SECURITIES AND EXCHANGE COMMISSION RULE 144A, THIS SECURITY MAY BE SOLD PRIOR TO ITS MATURITY ONLY TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY IS DEEMED TO BE LIQUID AND REPRESENTS 0.5% OF THE NET ASSETS OF THE FUND.

(b) AT JUNE 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $356,965,358 AMOUNTED TO $20,413,992 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $28,228,420 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $7,814,428.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -39-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                          SHARES
                                                         SUBJECT
                                         CONTRACTS   TO CALL/PUT          VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Chicago Mercantile Exchange
   Holdings Inc.
   /September/610                               33         3,300   $     16,830
Chicago Mercantile Exchange/
   September/590                                70         7,000         63,700
--------------------------------------------------------------------------------

TOTAL
   (Premiums Received $124,269)                                          80,530
--------------------------------------------------------------------------------

PUT OPTIONS WRITTEN
Chicago Mercantile Exchange/
   September/490                               103        10,300        113,300
--------------------------------------------------------------------------------

TOTAL
   (Premiums Received $109,149)                                         113,300
--------------------------------------------------------------------------------

TOTAL OPTIONS WRITTEN
   (Premiums Received $233,418)                                    $    193,830
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -40-

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                               ALGER          ALGER                         ALGER          ALGER
                                              ALGER         AMERICAN       AMERICAN          ALGER       AMERICAN       AMERICAN
                                           AMERICAN            SMALL     INCOME AND       AMERICAN         MIDCAP      LEVERAGED
                                             GROWTH   CAPITALIZATION         GROWTH       BALANCED         GROWTH         ALLCAP
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
  (identified cost*)-- see
  accompanying schedules of
  investments                         $ 556,495,935   $  689,080,910   $ 67,712,636   $243,336,161   $371,666,419   $377,379,350
Cash                                          8,861           17,351            582          6,889         16,126          2,342
Cash-segregated                               4,422               --             --             --          4,731             --
Receivable for investment securities
  sold                                    9,153,236        2,063,873        361,222      2,572,090      3,246,520      8,209,515
Receivable for shares of beneficial
  interest sold                             214,934          114,778         15,846         38,816      3,811,722        150,975
Interest and dividends receivable           420,921           56,522         85,528        903,765        153,217        133,122
Prepaid expenses                             59,428           19,213         21,138         14,322         17,410         13,496
---------------------------------------------------------------------------------------------------------------------------------
   Total Assets                         566,357,737      691,352,647     68,196,952    246,872,043    378,916,145    385,888,800
=================================================================================================================================
LIABILITIES:
Payable for investment securities
  purchased                               7,017,136        8,273,627        243,063      1,935,900      2,039,457     19,563,514
Bank loan                                        --               --        142,000             --             --             --
Written options outstanding                 253,950               --             --             --      2,934,805        193,830
Payable for shares of beneficial
  interest redeemed                       1,418,417          806,911         64,089        696,578        440,603        438,868
Accrued investment advisory fees            317,778          426,387         29,248        131,332        222,788        228,109
Accrued administration fees                  17,903           21,056          2,187          7,841         11,726         11,773
Accrued distribution fees                     2,994           19,674             --             38          3,336          3,187
Accrued expenses                            143,333           92,953         38,905         52,820         90,587         86,821
---------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                      9,171,511        9,640,608        519,492      2,824,509      5,743,302     20,526,102
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $ 557,186,226   $  681,712,039   $ 67,677,460   $244,047,534   $373,172,843   $365,362,698
=================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital                    $ 773,925,728   $  578,485,401   $ 86,647,276   $217,587,742   $302,980,456   $393,705,502
   Undistributed net investment
     income (accumulated loss)              524,583       (2,035,193)       543,186      2,233,020       (380,702)        22,249
   Undistributed net realized gain
     (accumulated loss)                (265,739,855)     (39,956,809)   (26,068,123)    11,581,782     34,973,883    (50,206,283)
   Net unrealized appreciation           48,475,770      145,218,640      6,555,121     12,644,990     35,599,206     21,841,230
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $ 557,186,226   $  681,712,039   $ 67,677,460   $244,047,534   $373,172,843   $365,362,698
=================================================================================================================================
   CLASS O -- NET ASSET VALUE PER
     SHARE                            $       45.25   $        32.03   $      12.03   $      13.89   $      20.77   $      47.70
=================================================================================================================================
   CLASS S -- NET ASSET VALUE PER
     SHARE                            $       44.91   $        31.64            N/A   $      14.71   $      20.43   $      47.06
=================================================================================================================================
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING--NOTE 6
   CLASS O                               11,985,134       18,190,683      5,625,164     17,557,217     17,168,396      7,327,134
=================================================================================================================================
   CLASS S                                  332,172        3,128,815            N/A         12,980        813,104        336,721
=================================================================================================================================

*Identified cost                      $ 508,217,555   $  543,862,270   $ 61,157,515   $230,691,171   $334,494,569   $355,577,708
=================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -42-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                                               ALGER          ALGER                         ALGER          ALGER
                                              ALGER         AMERICAN       AMERICAN          ALGER       AMERICAN       AMERICAN
                                           AMERICAN            SMALL     INCOME AND       AMERICAN         MIDCAP      LEVERAGED
                                             GROWTH   CAPITALIZATION         GROWTH       BALANCED         GROWTH         ALLCAP
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                           $     250,417   $      266,553   $     28,278   $  2,666,694   $    132,376   $     96,945
   Dividends (net of foreign
     withholding taxes*)                  2,779,974          694,101        761,599        819,842      1,083,882      1,542,511
---------------------------------------------------------------------------------------------------------------------------------
   Total Income                           3,030,391          960,654        789,877      3,486,536      1,216,258      1,639,456
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fee--Note
     3(a)                                 2,097,487        2,523,458        196,534        951,379      1,305,993      1,396,796
   Administrative fees--Note 3(a)           118,860          124,615         13,432         53,584         68,737         68,960
   Interest on line of credit
     utilized--Note 5                         1,459               --            554            288          1,924         29,227
   Custodian fees                            26,372           26,105          6,833         15,527         35,253         23,776
   Professional fees                         25,493           25,550          5,129         11,711         14,849         14,850
   Transfer agent fees                       28,349           30,050          3,282         11,895         16,316         11,493
   Printing fees                             42,950           48,000         18,000         21,245         58,300         32,422
   Distribution fees--Note 3(b)
      Class S                                18,431          111,877             --         26,978         19,931         28,483
   Trustees' fees                             5,455            5,455          5,455          5,455          5,455          5,455
   Miscellaneous                            140,787          100,737         13,960         55,865         70,202         66,444
---------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                         2,505,643        2,995,847        263,179      1,153,927      1,596,960      1,677,906
   Less expense reimbursements--Note
     3(a)                                        --               --        (16,884)       (53,855)            --        (60,699)
---------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                        2,505,643        2,995,847        246,295      1,100,072      1,596,960      1,617,207
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)             524,748       (2,035,193)       543,582      2,386,464       (380,702)        22,249
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS, FOREIGN CURRENCY
  AND OPTIONS:
Net realized gain on investments         52,927,677       47,706,978      5,599,561     16,164,931     39,793,939     50,215,690
Net realized gain on foreign
  currency transactions                      38,634               --             --         12,991         75,324         30,667
Net realized gain on options written        795,138               --             --             --        509,951             --
Net change in unrealized
  appreciation (depreciation) on
  investments and foreign currency
  translations                            4,609,109       29,815,280        (68,330)      (291,426)    13,605,914     (1,771,179)
Net change in unrealized
  appreciation (depreciation) on
  options                                  (535,621)              --             --             --     (2,922,020)      (398,437)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
  investments, foreign currency and
  options                                57,834,937       77,522,258      5,531,231     15,886,496     51,063,108     48,076,741
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $  58,359,685   $   75,487,065   $  6,074,813   $ 18,272,960   $ 50,682,406   $ 48,098,990
=================================================================================================================================

* Foreign withholding taxes           $     102,499   $           --   $      1,204   $     30,765   $      1,612   $      1,451
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.                                          -43-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                                               ALGER          ALGER                         ALGER          ALGER
                                              ALGER         AMERICAN       AMERICAN          ALGER       AMERICAN       AMERICAN
                                           AMERICAN            SMALL     INCOME AND       AMERICAN         MIDCAP      LEVERAGED
                                             GROWTH   CAPITALIZATION         GROWTH       BALANCED         GROWTH         ALLCAP
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $     524,748   $   (2,035,193)  $    543,582   $  2,386,464   $   (380,702)  $     22,249
Net realized gain on investments,
  foreign currency transactions and
  options                                53,761,449       47,706,978      5,599,561     16,177,922     40,379,214     50,246,357
Net change in unrealized
  appreciation (depreciation) on
  investments, foreign currency
  translations and options                4,073,488       29,815,280        (68,330)      (291,426)    10,683,894     (2,169,616)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                        58,359,685       75,487,065      6,074,813     18,272,960     50,682,406     48,098,990
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
  shareholders from:
   Net investment income
      Class O                            (1,897,644)              --       (531,299)    (5,229,295)            --             --
      Class S                               (16,662)              --             --             --             --             --
   Net realized gains
      Class O                                    --               --             --    (14,353,492)   (46,058,308)            --
      Class S                                    --               --             --        (12,304)    (2,257,095)            --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                           (1,914,306)              --       (531,299)   (19,595,091)   (48,315,403)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of
  beneficial interest transactions:
      Class O                          (126,527,575)      (7,783,926)    (5,971,636)    (7,659,639)    36,597,879      6,718,071
      Class S                            (1,107,360)       8,145,043             --    (33,078,502)     1,426,321    (11,323,343)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6                 (127,634,935)         361,117     (5,971,636)   (40,738,141)    38,024,200     (4,605,272)
---------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)         (71,189,556)      75,848,182       (428,122)   (42,060,272)    40,391,203     43,493,718
---------------------------------------------------------------------------------------------------------------------------------
Net Assets
   Beginning of period                  628,375,782      605,863,857     68,105,582    286,107,806    332,781,640    321,868,980
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                      $ 557,186,226   $  681,712,039   $ 67,677,460   $244,047,534   $373,172,843   $365,362,698
=================================================================================================================================

Undistributed net investment income
  (accumulated loss)                  $     524,583   $   (2,035,193)  $    543,186   $  2,233,020   $   (380,702)  $     22,249
=================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -44-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                               ALGER          ALGER                         ALGER          ALGER
                                              ALGER         AMERICAN       AMERICAN          ALGER       AMERICAN       AMERICAN
                                           AMERICAN            SMALL     INCOME AND       AMERICAN         MIDCAP      LEVERAGED
                                             GROWTH   CAPITALIZATION         GROWTH       BALANCED         GROWTH         ALLCAP
                                          PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $   1,926,610   $   (3,855,021)  $    531,348   $  5,045,810   $ (1,495,196)  $   (623,629)
Net realized gain on investments,
  foreign currency transactions and
  options                                45,510,102       92,155,513      6,315,362     11,071,260     47,070,557     67,962,789
Net change in unrealized
  appreciation (depreciation) on
  investments, foreign currency
  translations and options              (16,389,657)      16,989,435     (1,027,593)    (3,415,314)   (10,926,120)   (12,266,095)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                        31,047,055      105,289,927      5,819,117     12,701,756     34,649,241     55,073,065
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
  shareholders from:
   Net investment income
      Class O                              (896,918)              --       (908,146)    (4,155,477)            --             --
      Class S                                    --               --           (112)      (404,093)            --             --
   Net realized gains
      Class O                                    --               --             --    (14,015,672)   (46,375,223)            --
      Class S                                    --               --             --     (1,726,857)    (1,754,889)            --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                             (896,918)              --       (908,258)   (20,302,099)   (48,130,112)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from shares of
  beneficial interest transactions:
      Class O                          (255,560,980)     (78,850,473)   (13,575,484)   (30,965,017)   (38,471,486)   (51,703,354)
      Class S                              (304,818)      27,401,065        (10,839)   (11,321,983)     4,766,914      2,202,134
---------------------------------------------------------------------------------------------------------------------------------
Net decrease from shares of
  beneficial interest
  transactions--Note 6                 (255,865,798)     (51,449,408)   (13,586,323)   (42,287,000)   (33,704,572)   (49,501,220)
---------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)        (225,715,661)      53,840,519     (8,675,464)   (49,887,343)   (47,185,443)     5,571,845
---------------------------------------------------------------------------------------------------------------------------------
Net Assets
   Beginning of year                    854,091,443      552,023,338     76,781,046    335,995,149    379,967,083    316,297,135
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                        $ 628,375,782   $  605,863,857   $ 68,105,582   $286,107,806   $332,781,640   $321,868,980
=================================================================================================================================

Undistributed net investment income
(accumulated loss)                    $   1,926,065   $   (3,855,021)  $    530,903   $  4,932,153   $ (1,495,196)  $   (623,629)
=================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -45-

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                      INCOME FROM
                                                                 INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
                                                NET ASSET                     NET REALIZED
                                                 VALUE,                      AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM
                                                BEGINNING   NET INVESTMENT     GAIN (LOSS)    INVESTMENT   NET INVESTMENT
                                                OF PERIOD    INCOME (LOSS)   ON INVESTMENTS   OPERATIONS       INCOME
--------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                  $ 41.22     $  0.04(iii)       $   4.14       $   4.18       $ (0.15)
Year ended 12/31/06                                39.24        0.11(iii)           1.92           2.03         (0.05)
Year ended 12/31/05                                35.12        0.03                4.17           4.20         (0.08)
Year ended 12/31/04                                33.29        0.07                1.76           1.83            --
Year ended 12/31/03                                24.63       (0.02)               8.68           8.66            --
Year ended 12/31/02                                36.77       (0.01)             (12.12)        (12.13)        (0.01)
--------------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                  $ 40.87     $ (0.01)(iii)      $   4.10       $   4.09       $ (0.05)
Year ended 12/31/06                                38.96        0.01(iii)           1.90           1.91            --
Year ended 12/31/05                                34.92       (0.06)               4.14           4.08         (0.04)
Year ended 12/31/04                                33.18        0.06                1.68           1.74            --
Year ended 12/31/03                                24.61       (0.05)               8.62           8.57            --
Eight months ended 12/31/02(i)(ii)                 33.28       (0.01)              (8.66)         (8.67)           --

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                  $ 28.42     $ (0.09)(iii)      $   3.70       $   3.61       $    --
Year ended 12/31/06                                23.68       (0.16)(iii)          4.90           4.74            --
Year ended 12/31/05                                20.26       (0.20)               3.62           3.42            --
Year ended 12/31/04                                17.38       (0.27)               3.15           2.88            --
Year ended 12/31/03                                12.21       (0.15)               5.32           5.17            --
Year ended 12/31/02                                16.55       (0.11)              (4.23)         (4.34)           --
--------------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                  $ 28.10     $ (0.13)(iii)      $   3.67       $   3.54       $    --
Year ended 12/31/06                                23.47       (0.23)(iii)          4.86           4.63            --
Year ended 12/31/05                                20.13       (0.06)               3.40           3.34            --
Year ended 12/31/04                                17.31       (0.08)               2.90           2.82            --
Year ended 12/31/03                                12.19       (0.15)               5.27           5.12            --
Eight months ended 12/31/02(i)(ii)                 16.02       (0.08)              (3.75)         (3.83)           --

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                  $ 11.09     $  0.09(iii)       $   0.94       $   1.03       $ (0.09)
Year ended 12/31/06                                10.28        0.08(iii)           0.86           0.94         (0.13)
Year ended 12/31/05                                10.05        0.13                0.21           0.34         (0.11)
Year ended 12/31/04                                 9.37        0.10                0.63           0.73         (0.05)
Year ended 12/31/03                                 7.24        0.05                2.11           2.16         (0.03)
Year ended 12/31/02                                10.57        0.02               (3.29)         (3.27)        (0.06)

ALGER AMERICAN BALANCED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                  $ 14.11     $  0.13(iii)       $   0.83       $   0.96       $ (0.32)
Year ended 12/31/06                                14.44        0.24(iii)           0.39           0.63         (0.22)
Year ended 12/31/05                                13.55        0.20                0.92           1.12         (0.23)
Year ended 12/31/04                                13.16        0.19                0.40           0.59         (0.20)
Year ended 12/31/03                                11.29        0.19                1.94           2.13         (0.26)
Year ended 12/31/02                                13.08        0.20               (1.79)         (1.59)        (0.20)
--------------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                  $ 14.30     $  0.10(iii)       $   1.17       $   1.27       $    --
Year ended 12/31/06                                14.61        0.20(iii)           0.40           0.60         (0.17)
Year ended 12/31/05                                13.71        0.14                0.96           1.10         (0.20)
Year ended 12/31/04                                13.34        0.17                0.39           0.56         (0.19)
Year ended 12/31/03                                11.47        0.23                1.90           2.13         (0.26)
Eight months ended 12/31/02(i)(ii)                 12.50        0.02               (1.05)         (1.03)           --
--------------------------------------------------------------------------------------------------------------------------

(i)   RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(ii)  COMMENCED OPERATIONS MAY 1, 2002.

(iii) AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(iv)  UNAUDITED.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -46-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                DISTRIBUTIONS
                                                   FROM NET                     NET ASSET
                                                   REALIZED         TOTAL       VALUE, END
                                                    GAINS       DISTRIBUTIONS   OF PERIOD    TOTAL RETURN
----------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                    $    --         $ (0.15)       $45.25         10.16%
Year ended 12/31/06                                     --           (0.05)        41.22          5.18
Year ended 12/31/05                                     --           (0.08)        39.24         12.00
Year ended 12/31/04                                     --              --         35.12          5.50
Year ended 12/31/03                                     --              --         33.29         35.16
Year ended 12/31/02                                     --           (0.01)        24.63        (32.99)
----------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                    $    --         $ (0.05)       $44.91         10.01%
Year ended 12/31/06                                     --              --         40.87          4.90
Year ended 12/31/05                                     --           (0.04)        38.96         11.71
Year ended 12/31/04                                     --              --         34.92          5.24
Year ended 12/31/03                                     --              --         33.18         34.82
Eight months ended 12/31/02(i)(ii)                      --              --         24.61        (26.05)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
----------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                    $    --         $    --        $32.03         12.70%
Year ended 12/31/06                                     --              --         28.42         20.02
Year ended 12/31/05                                     --              --         23.68         16.88
Year ended 12/31/04                                     --              --         20.26         16.57
Year ended 12/31/03                                     --              --         17.38         42.34
Year ended 12/31/02                                     --              --         12.21        (26.22)
----------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                    $    --         $    --        $31.64         12.60%
Year ended 12/31/06                                     --              --         28.10         19.73
Year ended 12/31/05                                     --              --         23.47         16.59
Year ended 12/31/04                                     --              --         20.13         16.29
Year ended 12/31/03                                     --              --         17.31         42.00
Eight months ended 12/31/02(i)(ii)                      --              --         12.19        (23.91)

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                    $    --         $ (0.09)       $12.03          9.31%
Year ended 12/31/06                                     --           (0.13)        11.09          9.31
Year ended 12/31/05                                     --           (0.11)        10.28          3.44
Year ended 12/31/04                                     --           (0.05)        10.05          7.85
Year ended 12/31/03                                     --           (0.03)         9.37         29.84
Year ended 12/31/02                                     --           (0.06)         7.24        (31.10)

ALGER AMERICAN BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                    $ (0.86)        $ (1.18)       $13.89          6.83%
Year ended 12/31/06                                  (0.74)          (0.96)        14.11          4.72
Year ended 12/31/05                                     --           (0.23)        14.44          8.42
Year ended 12/31/04                                     --           (0.20)        13.55          4.57
Year ended 12/31/03                                     --           (0.26)        13.16         19.03
Year ended 12/31/02                                     --           (0.20)        11.29        (12.29)
----------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                    $ (0.86)        $ (0.86)       $14.71          8.93%
Year ended 12/31/06                                  (0.74)          (0.91)        14.30          4.46
Year ended 12/31/05                                     --           (0.20)        14.61          8.15
Year ended 12/31/04                                     --           (0.19)        13.71          4.27
Year ended 12/31/03                                     --           (0.26)        13.34         18.73
Eight months ended 12/31/02(i)(ii)                      --              --         11.47         (8.24)
----------------------------------------------------------------------------------------------------------

                                                                   RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
                                                                                      RATIO OF NET
                                                                                       INVESTMENT
                                                  NET ASSETS,     RATIO OF EXPENSES   INCOME (LOSS)   PORTFOLIO
                                                 END OF PERIOD        TO AVERAGE       TO AVERAGE     TURNOVER
                                                (000'S OMITTED)       NET ASSETS       NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                   $   542,269            0.84%             0.18%        68.42%
Year ended 12/31/06                                   613,742            0.83              0.27        337.35
Year ended 12/31/05                                   839,841            0.81              0.10        257.14
Year ended 12/31/04                                 1,028,652            0.86              0.21        194.25
Year ended 12/31/03                                 1,115,959            0.85             (0.05)       167.53
Year ended 12/31/02                                   874,914            0.85             (0.01)       238.03
----------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                   $    14,917            1.09%            (0.06)%       68.42%
Year ended 12/31/06                                    14,634            1.08              0.03        337.35
Year ended 12/31/05                                    14,250            1.05             (0.15)       257.14
Year ended 12/31/04                                     9,323            1.11              0.27        194.25
Year ended 12/31/03                                     1,726            1.10             (0.16)       167.53
Eight months ended 12/31/02(i)(ii)                         19            1.10             (0.13)       238.03

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                   $   582,724            0.93%            (0.62)%       38.36%
Year ended 12/31/06                                   525,675            0.93             (0.63)        91.40
Year ended 12/31/05                                   509,855            0.91             (0.43)        97.11
Year ended 12/31/04                                   484,760            0.97             (0.72)       135.33
Year ended 12/31/03                                   496,076            0.97             (0.70)       146.69
Year ended 12/31/02                                   376,550            0.97             (0.69)       111.82
----------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                   $    98,988            1.18%            (0.87)%       38.36%
Year ended 12/31/06                                    80,189            1.18             (0.88)        91.40
Year ended 12/31/05                                    42,168            1.15             (0.67)        97.11
Year ended 12/31/04                                    21,809            1.22             (0.98)       135.33
Year ended 12/31/03                                     4,556            1.23             (1.02)       146.69
Eight months ended 12/31/02(i)(ii)                          7            1.20             (0.87)       111.82

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                   $    67,677            0.73%(v)          1.62%        54.39%
Year ended 12/31/06                                    68,106            0.91              0.77        151.43
Year ended 12/31/05                                    76,770            0.75              1.08        103.93
Year ended 12/31/04                                    93,554            0.78              0.97         96.49
Year ended 12/31/03                                   101,255            0.78              0.60        175.67
Year ended 12/31/02                                    85,066            0.79              0.25        276.12

ALGER AMERICAN BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)                   $   243,857            0.80%(vi)         1.81%        62.93%
Year ended 12/31/06                                   254,579            0.86              1.71        288.73
Year ended 12/31/05                                   292,412            0.81              1.29        218.77
Year ended 12/31/04                                   309,744            0.87              1.41        177.66
Year ended 12/31/03                                   308,990            0.87              1.60        135.67
Year ended 12/31/02                                   254,290            0.87              2.16        188.76
----------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)                   $       191            1.08%(vi)         1.48%        62.93%
Year ended 12/31/06                                    31,528            1.11              1.43        288.73
Year ended 12/31/05                                    43,583            1.06              1.05        218.77
Year ended 12/31/04                                    44,435            1.12              1.20        177.66
Year ended 12/31/03                                    28,680            1.11              1.25        135.67
Eight months ended 12/31/02(i)(ii)                        494            1.17              1.67        188.76
----------------------------------------------------------------------------------------------------------------

(v)   AMOUNT HAS BEEN REDUCED BY 0.05% DUE TO EXPENSE REIMBURSEMENT.

(vi)  AMOUNT HAS BEEN REDUCED BY 0.04% DUE TO EXPENSE REIMBURSEMENT.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                   INCOME FROM
                                                              INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
                                            NET ASSET                       NET REALIZED                 DISTRIBUTIONS
                                             VALUE,                        AND UNREALIZED   TOTAL FROM      FROM NET
                                            BEGINNING   NET INVESTMENT      GAIN (LOSS)     INVESTMENT      REALIZED
                                            OF PERIOD    INCOME (LOSS)     ON INVESTMENTS   OPERATIONS       GAINS
-----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)              $ 20.75       $ (0.02)(iii)       $ 3.17         $ 3.15        $ (3.13)
Year ended 12/31/06                            21.90         (0.09)(iii)         2.08           1.99          (3.14)
Year ended 12/31/05                            20.80         (0.31)              2.22           1.91          (0.81)
Year ended 12/31/04                            18.40         (0.11)              2.51           2.40             --
Year ended 12/31/03                            12.45         (0.05)              6.00           5.95             --
Year ended 12/31/02                            17.67         (0.10)             (5.12)         (5.22)            --
-----------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)              $ 20.48       $ (0.05)(iii)       $ 3.13         $ 3.08        $ (3.13)
Year ended 12/31/06                            21.70         (0.14)(iii)         2.06           1.92          (3.14)
Year ended 12/31/05                            20.67         (0.07)              1.91           1.84          (0.81)
Year ended 12/31/04                            18.33         (0.15)(iii)         2.49           2.34             --
Year ended 12/31/03                            12.43         (0.14)              6.04           5.90             --
Eight months ended 12/31/02(i)(ii)             16.69         (0.07)             (4.19)         (4.26)            --

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)              $ 41.48       $  0.01(iii)        $ 6.21         $ 6.22        $    --
Year ended 12/31/06                            34.78         (0.07)(iii)         6.77           6.70             --
Year ended 12/31/05                            30.39         (0.21)              4.60           4.39             --
Year ended 12/31/04                            28.09         (0.07)              2.37           2.30             --
Year ended 12/31/03                            20.85         (0.07)              7.31           7.24             --
Year ended 12/31/02                            31.55         (0.14)            (10.56)        (10.70)            --
-----------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)              $ 40.97       $ (0.04)(iii)       $ 6.13         $ 6.09        $    --
Year ended 12/31/06                            34.44         (0.17)(iii)         6.70           6.53             --
Year ended 12/31/05                            30.17         (0.08)              4.35           4.27             --
Year ended 12/31/04                            27.96         (0.04)              2.25           2.21             --
Year ended 12/31/03                            20.83         (0.16)              7.29           7.13             --
Eight months ended 12/31/02(i)(ii)             28.46         (0.02)             (7.61)         (7.63)            --

(i)   RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(ii)  COMMENCED OPERATIONS MAY 1, 2002.

(iii) AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(iv)  UNAUDITED.

(v)   AMOUNT HAS BEEN REDUCED BY 0.035% DUE TO EXPENSE REIMBURSEMENT.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -48-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                          RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          RATIO OF NET
                                                                                                          INVESTMENT
                                            NET ASSET                  NET ASSETS,    RATIO OF EXPENSES  INCOME (LOSS)  PORTFOLIO
                                           VALUE, END                 END OF PERIOD       TO AVERAGE       TO AVERAGE    TURNOVER
                                            OF PERIOD  TOTAL RETURN  (000'S OMITTED)      NET ASSETS       NET ASSETS      RATE
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)              $ 20.77       15.68%       $ 356,562            0.92%           (0.21)%      131.91%
Year ended 12/31/06                            20.75       10.14          317,649            0.91            (0.42)       313.80
Year ended 12/31/05                            21.90        9.82          369,157            0.86            (0.45)       226.14
Year ended 12/31/04                            20.80       13.04          482,868            0.92            (0.62)       229.17
Year ended 12/31/03                            18.40       47.79          414,590            0.93            (0.70)       196.43
Year ended 12/31/02                            12.45      (29.54)         240,063            0.93            (0.56)       323.83
----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)              $ 20.43       15.55%       $  16,611            1.17%           (0.46)%      131.91%
Year ended 12/31/06                            20.48        9.89           15,133            1.17            (0.68)       313.80
Year ended 12/31/05                            21.70        9.54           10,810            1.11            (0.70)       226.14
Year ended 12/31/04                            20.67       12.77            4,636            1.17            (0.82)       229.17
Year ended 12/31/03                            18.33       47.47               43            1.18            (0.94)       196.43
Eight months ended 12/31/02(i)(ii)             12.43      (25.52)               8            1.19            (0.75)       323.83

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
CLASS O
Six months ended 6/30/07(i)(iv)              $ 47.70       15.00%       $ 349,518            0.92%(v)         0.03%       145.35%
Year ended 12/31/06                            41.48       19.26          298,024            0.98            (0.19)       245.58
Year ended 12/31/05                            34.78       14.45          298,410            0.91            (0.08)       130.14
Year ended 12/31/04                            30.39        8.19          380,336            0.97            (0.14)       182.41
Year ended 12/31/03                            28.09       34.72          382,289            0.97            (0.36)       161.71
Year ended 12/31/02                            20.85      (33.91)         271,373            0.96            (0.49)       203.05
----------------------------------------------------------------------------------------------------------------------------------

CLASS S
Six months ended 6/30/07(i)(iv)              $ 47.06       14.86%       $  15,845            1.18%(v)        (0.17)%      145.35%
Year ended 12/31/06                            40.97       18.96           23,845            1.23            (0.45)       245.58
Year ended 12/31/05                            34.44       14.15           17,887            1.16            (0.33)       130.14
Year ended 12/31/04                            30.17        7.90           13,772            1.22            (0.31)       182.41
Year ended 12/31/03                            27.96       34.23            7,328            1.21            (0.63)       161.71
Eight months ended 12/31/02(i)(ii)             20.83      (26.81)             281            1.32            (0.92)       203.05

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) JUNE 30,
2007
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL:
--------------------------------------------------------------------------------

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios" and individually "Portfolio"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares except for the American Income and Growth Portfolio which discontinued offering Class S shares on December 13, 2006. There were no Class S shares outstanding for the American Income and Growth Portfolio during the six months ended June 30, 2007. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available or for which the market quotation does not, in the opinion of the investment advisor, reflect the securities true value are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to closing prices to reflect what the investment advisor, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007 the Portfolios do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

(b) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

(d) Repurchase Agreements: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Portfolio Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets. The Portfolios earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. There were no securities on loan during the six months ended June 30, 2007.

(g) Dividends to Shareholders: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, premium/discount of debt securities, and realized gains from redemptions in kind. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(h) Federal Income Taxes: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

The Fund has adopted the Financial Accounting Standards Board Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. There are no unrecognized tax benefits as of June 30, 2007.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(j) Indemnification: The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(k) Other: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

(a) Investment Advisory and Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

                                             ADVISORY FEE   ADMINISTRATION FEE
--------------------------------------------------------------------------------
   American Growth Portfolio                    .710%             .04%
--------------------------------------------------------------------------------
   American Small Capitalization Portfolio      .810              .04
--------------------------------------------------------------------------------
   American Income and Growth Portfolio         .585              .04
--------------------------------------------------------------------------------
   American Balanced Portfolio                  .710              .04
--------------------------------------------------------------------------------
   American MidCap Growth Portfolio             .760              .04
--------------------------------------------------------------------------------
   American Leveraged AllCap Portfolio          .810              .04
--------------------------------------------------------------------------------

As part of the settlement with the New York State Attorney General (see Note 8-Litigation) Alger Management has agreed to reduce its advisory fee to 0.67% for the American Balanced Portfolio, 0.535% for the American Income and Growth Portfolio and 0.775% for the American Leveraged AllCap Portfolio for the period from December 1, 2006 through November 30, 2011.

(b) Distribution Fees: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) Brokerage Commissions: During the six months ended June 30, 2007, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio paid the Distributor $465,927, $206,157, $44,267, $149,960, $452,743 and $480,989, respectively, in connection with securities transactions.

(d) Shareholder Administrative Fees: The Fund has entered into a shareholder administrative service agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of the transfer agent and related services. During the six months ended June 30, 2007, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio incurred fees of $117, $119, $41, $44, $122, and $118, respectively, for these services.

(e) Other: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services. Each Portfolio pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $2,000. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds for which he serves in that role. Additionally, each member of the audit committee receives an additional annual fee of $200 per Portfolio.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

NOTE 4 -- SECURITIES TRANSACTIONS:
--------------------------------------------------------------------------------

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2007, were as follows:

                                                   PURCHASES         SALES
--------------------------------------------------------------------------------
   American Growth Portfolio                     $535,268,839     $398,331,618
--------------------------------------------------------------------------------
   American Small Capitalization Portfolio        238,443,479      255,290,762
--------------------------------------------------------------------------------
   American Income and Growth Portfolio            36,312,056       40,600,761
--------------------------------------------------------------------------------
   American Balanced Portfolio                    165,721,834      220,780,394
--------------------------------------------------------------------------------
   American MidCap Growth Portfolio               452,773,650      487,065,155
--------------------------------------------------------------------------------
   American Leveraged AllCap Portfolio            504,427,264      505,363,738
--------------------------------------------------------------------------------

As of June 30, 2007, the American Growth Portfolio, the American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio had portfolio securities and cash valued at $7,159,938, $47,370,145 and $5,754,198, respectively, segregated as collateral for written options.

Written call and put option activity for the six months ended June 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                   NUMBER OF        PREMIUMS
                                                   CONTRACTS        RECEIVED
--------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------
   Options outstanding at December 31, 2006          3,810        $ 1,251,048
   Options written                                   7,744          1,577,503
   Options closed or expired                        (5,995)        (1,587,017)
   Options exercised                                (2,650)          (790,194)
--------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT JUNE 30, 2007              2,909        $   451,340
--------------------------------------------------------------------------------

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
   Options outstanding at December 31, 2006          1,975        $   675,032
   Options written                                  14,440          2,000,795
   Options closed or expired                        (3,545)          (988,247)
   Options exercised                                (1,095)          (325,419)
--------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT JUNE 30, 2007             11,775        $ 1,362,161
--------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
--------------------------------------------------------------------------------
   Options outstanding at December 31, 2006          2,062        $   713,136
   Options written                                     206            233,418
   Options closed or expired                            --                 --
   Options exercised                                (2,062)          (713,136)
--------------------------------------------------------------------------------
   OPTIONS OUTSTANDING AT JUNE 30, 2007                206        $   233,418
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

NOTE 5 -- LINES OF CREDIT:
--------------------------------------------------------------------------------

The Fund participates in committed lines of credits with other mutual funds managed by Alger Management. All Borrowings have variable interest rates and are payable on demand.

With the exception of the American Leveraged AllCap Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes. The American Leveraged AllCap Portfolio may borrow under these lines up to 1/3 of the value of its assets to purchase additional securities. To the extent the American Leveraged AllCap Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended June 30, 2007, the Trust had the following borrowings:

                                              AVERAGE DAILY    WEIGHTED AVERAGE
                                                BORROWING       INTEREST RATE
--------------------------------------------------------------------------------
   American Growth Portfolio                    $ 43,300            5.80%
--------------------------------------------------------------------------------
   American Income and Growth Portfolio           19,039            5.79
--------------------------------------------------------------------------------
   American MidCap Portfolio                      66,414            5.76
--------------------------------------------------------------------------------
   American Leveraged AllCap Portfolio           934,405            5.80
--------------------------------------------------------------------------------

NOTE 6 -- SHARE CAPITAL:
--------------------------------------------------------------------------------

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into six series. Each series is divided into two separate classes except for the American Income and Growth Portfolio which only offers Class O shares.

During the six months ended June 30, 2007, transactions of shares of beneficial interest were as follows:

                                                  SHARES            AMOUNT
--------------------------------------------------------------------------------
AMERICAN GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                 372,645       $  16,042,693
      Dividends reinvested                         42,711           1,897,644
      Shares redeemed                          (3,320,008)       (144,467,912)
--------------------------------------------------------------------------------
      NET DECREASE                             (2,904,652)      $(126,527,575)
================================================================================
   Class S:
      Shares sold                                   2,309       $      98,948
      Dividends reinvested                            378              16,662
      Shares redeemed                             (28,582)         (1,222,970)
--------------------------------------------------------------------------------
      NET DECREASE                                (25,895)      $  (1,107,360)
================================================================================
AMERICAN SMALL CAPITALIZATION PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                               1,535,676       $  47,929,100
      Shares redeemed                          (1,843,486)        (55,713,026)
--------------------------------------------------------------------------------
      NET DECREASE                               (307,810)      $  (7,783,926)
================================================================================
   Class S:
      Shares sold                                 329,094       $   9,790,025
      Shares redeemed                             (53,874)         (1,644,982)
--------------------------------------------------------------------------------
      NET INCREASE                                275,220       $   8,145,043
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                      SHARES         AMOUNT
--------------------------------------------------------------------------------
AMERICAN INCOME AND GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                      106,451   $    1,222,113
      Dividends reinvested                              44,460          531,299
      Shares redeemed                                 (666,589)      (7,725,048)
--------------------------------------------------------------------------------
      NET DECREASE                                    (515,680)  $   (5,971,636)
================================================================================
AMERICAN BALANCED PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                      343,356   $    4,979,519
      Dividends reinvested                           1,420,072       19,582,787
      Shares redeemed                               (2,247,633)     (32,221,945)
--------------------------------------------------------------------------------
      NET DECREASE                                    (484,205)  $   (7,659,639)
================================================================================
   Class S:
      Shares sold                                        6,477   $       94,504
      Dividends reinvested                                 842           12,304
      Shares redeemed                               (2,199,429)     (33,185,310)
--------------------------------------------------------------------------------
      NET DECREASE                                  (2,192,110)  $  (33,078,502)
================================================================================
AMERICAN MIDCAP GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                    1,392,579   $   29,972,715
      Dividends Invested                             2,292,599       46,058,308
      Shares redeemed                               (1,828,842)     (39,433,144)
--------------------------------------------------------------------------------
      NET INCREASE                                   1,856,336   $   36,597,879
================================================================================
   Class S:
      Shares sold                                       29,259   $      612,589
      Dividends Invested                               114,225        2,257,095
      Shares redeemed                                  (69,396)      (1,443,363)
--------------------------------------------------------------------------------
      NET INCREASE                                      74,088   $    1,426,321
================================================================================
AMERICAN LEVERAGED ALLCAP PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                      960,962   $   43,619,262
      Shares redeemed                                 (819,181)     (36,901,191)
--------------------------------------------------------------------------------
      NET INCREASE                                     141,781   $    6,718,071
================================================================================
   Class S:
      Shares sold                                      243,022   $   10,877,814
      Shares redeemed                                 (488,371)     (22,201,157)
--------------------------------------------------------------------------------
      NET DECREASE                                    (245,349)  $  (11,323,343)
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

During the year ended December 31, 2006, transactions of shares of beneficial interest were as follows:

                                                      SHARES         AMOUNT
--------------------------------------------------------------------------------
AMERICAN GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                    1,069,754   $   42,276,613
      Dividends reinvested                              23,110          896,918
      Shares redeemed                               (7,603,196)    (298,734,511)
--------------------------------------------------------------------------------
      NET DECREASE                                  (6,510,332)  $ (255,560,980)
================================================================================
   Class S:
      Shares sold                                       65,506   $    2,549,226
      Shares redeemed                                  (73,217)      (2,854,044)
--------------------------------------------------------------------------------
      NET DECREASE                                      (7,711)  $     (304,818)
================================================================================
AMERICAN SMALL CAPITALIZATION PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                    1,952,407   $   51,103,295
      Shares redeemed                               (4,988,356)    (129,953,768)
--------------------------------------------------------------------------------
      NET DECREASE                                  (3,035,949)  $  (78,850,473)
================================================================================
   Class S:
      Shares sold                                    1,106,261   $   28,654,504
      Shares redeemed                                  (49,144)      (1,253,439)
--------------------------------------------------------------------------------
      NET INCREASE                                   1,057,117   $   27,401,065
================================================================================
AMERICAN INCOME AND GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                      313,161   $    3,200,700
      Dividends reinvested                              92,104          908,146
      Shares redeemed                               (1,732,389)     (17,684,330)
--------------------------------------------------------------------------------
      NET DECREASE                                  (1,327,124)  $  (13,575,484)
================================================================================
   Class S:
      Dividends reinvested                                  11   $          112
      Shares redeemed                                   (1,069)         (10,951)
--------------------------------------------------------------------------------
      NET DECREASE                                      (1,058)  $      (10,839)
================================================================================
AMERICAN BALANCED PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                                      956,880   $   13,408,352
      Dividends reinvested                           1,368,309       18,171,149
      Shares redeemed                               (4,527,182)     (62,544,518)
--------------------------------------------------------------------------------
      NET DECREASE                                  (2,201,993)  $  (30,965,017)
--------------------------------------------------------------------------------
   Class S:
      Shares sold                                       98,708   $    1,419,142
      Dividends reinvested                             158,082        2,130,950
      Shares redeemed                               (1,034,385)     (14,872,075)
--------------------------------------------------------------------------------
      NET DECREASE                                    (777,595)  $  (11,321,983)
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                                SHARES             AMOUNT
--------------------------------------------------------------------------------

AMERICAN MIDCAP GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                              1,942,397       $  41,184,173
      Dividends Invested                       2,397,892          46,375,223
      Shares redeemed                         (5,886,141)       (126,030,882)
--------------------------------------------------------------------------------
      NET DECREASE                            (1,545,852)      $ (38,471,486)
================================================================================
   Class S:
      Shares sold                                244,890       $   4,959,123
      Dividends Invested                          91,783           1,754,889
      Shares redeemed                            (95,740)         (1,947,098)
--------------------------------------------------------------------------------
      NET INCREASE                               240,933       $   4,766,914
================================================================================

AMERICAN LEVERAGED ALLCAP PORTFOLIO:
--------------------------------------------------------------------------------
   Class O:
      Shares sold                              1,041,009       $  39,055,541
      Shares redeemed                         (2,436,336)        (90,758,895)
--------------------------------------------------------------------------------
      NET DECREASE                            (1,395,327)      $ (51,703,354)
================================================================================
   Class S:
      Shares sold                                284,361       $  10,377,871
      Shares redeemed                           (221,723)         (8,175,737)
--------------------------------------------------------------------------------
      NET INCREASE                                62,638       $   2,202,134
================================================================================

NOTE 7 -- TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

                                           SIX MONTHS ENDED      YEAR ENDED
                                             JUNE 30, 2007    DECEMBER 31, 2006
--------------------------------------------------------------------------------

AMERICAN GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                           $ 1,914,306         $   896,918
   Long-Term capital gains                            --                  --
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                  $ 1,914,306         $   896,918
================================================================================

AMERICAN SMALL CAPITALIZATION PORTFOLIO
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                                    --                  --
   Long-Term capital gains                            --                  --
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                           --                  --
================================================================================

AMERICAN INCOME AND GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                           $   531,299         $   908,258
   Long-Term capital gains                            --                  --
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                  $   531,299         $   908,258
================================================================================

AMERICAN BALANCED PORTFOLIO
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                           $18,216,201         $14,869,576
   Long-Term capital gains                     1,378,890           5,432,523
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                  $19,595,091         $20,302,099
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

                                           SIX MONTHS ENDED      YEAR ENDED
                                             JUNE 30, 2007    DECEMBER 31, 2006
--------------------------------------------------------------------------------
AMERICAN MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                           $36,829,974         $35,055,107
   Long-Term capital gains                    11,485,429          13,075,005
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                  $48,315,403         $48,130,112
================================================================================

AMERICAN LEVERAGED ALLCAP PORTFOLIO
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                                    --                  --
   Long-Term capital gains                            --                  --
--------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS PAID                           --                  --
================================================================================

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

AMERICAN GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Undistributed ordinary income                                $  1,914,141
--------------------------------------------------------------------------------
   Undistributed long-term gain                                           --
--------------------------------------------------------------------------------
   Other loss deferral                                              (131,024)
--------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)                         31,340,480
--------------------------------------------------------------------------------

AMERICAN SMALL CAPITALIZATION PORTFOLIO:
--------------------------------------------------------------------------------
   Undistributed ordinary income                                          --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                           --
--------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)                       $115,303,842
--------------------------------------------------------------------------------

AMERICAN INCOME AND GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Undistributed ordinary income                                $    530,903
--------------------------------------------------------------------------------
   Undistributed long-term gain                                           --
--------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)                          6,477,451
--------------------------------------------------------------------------------

AMERICAN BALANCED PORTFOLIO:
--------------------------------------------------------------------------------
   Undistributed ordinary income                                $ 18,213,991
--------------------------------------------------------------------------------
   Undistributed long-term gain                                    1,378,765
--------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)                          8,189,171
--------------------------------------------------------------------------------

AMERICAN MIDCAP GROWTH PORTFOLIO:
--------------------------------------------------------------------------------
   Undistributed ordinary income                                $ 36,829,821
--------------------------------------------------------------------------------
   Undistributed long-term gain                                   11,483,899
--------------------------------------------------------------------------------
   Other loss deferral                                            (1,390,507)
--------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)                         20,902,172
--------------------------------------------------------------------------------

AMERICAN LEVERAGED ALLCAP PORTFOLIO:
--------------------------------------------------------------------------------
   Undistributed ordinary income                                          --
--------------------------------------------------------------------------------
   Undistributed long-term gain                                           --
--------------------------------------------------------------------------------
   Other loss deferral                                                    --
--------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)                       $ 22,623,196
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of premium/discount on debt securities. Tax basis unrealized appreciation as of June 30, 2007, does not reflect any potential adjustments subsequent to December 31, 2006.

At December 31, 2006, the Portfolios, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) JUNE 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 EXPIRATION DATE
--------------------------------------------------------------------------------

                                                 2009          2010           2011          TOTAL
-----------------------------------------------------------------------------------------------------
   American Growth Portfolio                 $        --   $275,173,560   $31,134,918   $306,308,478
-----------------------------------------------------------------------------------------------------
   American Small Capitalization Portfolio   $15,894,693   $ 71,669,579   $        --   $ 87,564,272
-----------------------------------------------------------------------------------------------------
   American Income and Growth Portfolio      $        --   $ 26,250,802   $ 5,270,882   $ 31,521,684
-----------------------------------------------------------------------------------------------------
   American Leveraged AllCap Portfolio       $ 1,077,219   $ 97,987,772   $        --   $ 99,064,991
-----------------------------------------------------------------------------------------------------

NOTE 8 -- LITIGATION:
--------------------------------------------------------------------------------

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Fund that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Fund.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Fund, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b) of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under
Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of a Portfolio, you incur two types of costs: transaction costs, if applicable; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2007 and ending June 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or deduction of insurance charges against assets or annuities. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                     RATIO OF
                                                                                              EXPENSES PAID     EXPENSES TO AVERAGE
                                                            BEGINNING          ENDING       DURING THE PERIOD    NET ASSETS FOR THE
                                                          ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2007 TO     SIX MONTHS ENDED
                                                         JANUARY 1, 2007   JUNE 30, 2007    JUNE 30, 2007(b)      JUNE 30, 2007(c)
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   CLASS O   Actual                                         $1,000.00        $1,101.60           $4.38                 0.84%
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,020.63            4.21                 0.84
------------------------------------------------------------------------------------------------------------------------------------
   CLASS S   Actual                                          1,000.00         1,100.10            5.68                 1.09
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,019.39            5.46                 1.09
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   CLASS O   Actual                                         $1,000.00        $1,127.00           $4.90                 0.93%
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,020.18            4.66                 0.93
------------------------------------------------------------------------------------------------------------------------------------
   CLASS S   Actual                                          1,000.00         1,126.00            6.22                 1.18
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,018.94            5.91                 1.18
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   CLASS O   Actual                                         $1,000.00        $1,093.10           $3.79                 0.73%
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,021.17            3.66                 0.73
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   CLASS O   Actual                                         $1,000.00        $1,068.30           $4.10                 0.80%
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,020.83            4.01                 0.80
------------------------------------------------------------------------------------------------------------------------------------
   CLASS S   Actual                                          1,000.00         1,089.30            5.59                 1.08
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,019.44            5.41                 1.08
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                                     RATIO OF
                                                                                              EXPENSES PAID     EXPENSES TO AVERAGE
                                                            BEGINNING          ENDING       DURING THE PERIOD    NET ASSETS FOR THE
                                                          ACCOUNT VALUE    ACCOUNT VALUE   JANUARY 1, 2007 TO     SIX MONTHS ENDED
                                                         JANUARY 1, 2007   JUNE 30, 2007    JUNE 30, 2007(b)      JUNE 30, 2007(c)
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   CLASS O   Actual                                         $1,000.00        $1,156.80           $4.92                 0.92%
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,020.23            4.61                 0.92
------------------------------------------------------------------------------------------------------------------------------------
   CLASS S   Actual                                          1,000.00         1,155.50            6.25                 1.17
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,018.99            5.86                 1.17
------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   CLASS O   Actual                                         $1,000.00        $1,150.00           $4.90                 0.92%
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,020.23            4.61                 0.92
------------------------------------------------------------------------------------------------------------------------------------
   CLASS S   Actual                                          1,000.00         1,148.60            6.29                 1.18
------------------------------------------------------------------------------------------------------------------------------------
             Hypothetical(a)                                 1,000.00         1,018.94            5.91                 1.18
------------------------------------------------------------------------------------------------------------------------------------

(a)   5% ANNUAL RETURN BEFORE EXPENSES.

(b) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF THE RESPECTIVE SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

(c)   ANNUALIZED.

PROXY VOTING RESULTS
--------------------------------------------------------------------------------

A special meeting of the Fund's shareholders was held on January 17, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1 - TO ELECT SIX TRUSTEES OF THE FUND.

HILARY M. ALGER                                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     72,047,808      96.2%
--------------------------------------------------------------------------------
Withheld                                                 2,826,718       3.8%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

CHARLES F. BAIRD, JR.                                   # of Votes   % of Votes
--------------------------------------------------------------------------------
For                                                     72,282,060      96.5%
--------------------------------------------------------------------------------
Withheld                                                 2,592,466       3.5%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

ROGER P. CHEEVER                                        # of Votes   % of Votes
--------------------------------------------------------------------------------
For                                                     72,223,384      96.5%
--------------------------------------------------------------------------------
Withheld                                                 2,651,142       3.5%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

LESTER L. COLBERT, JR.                                  # of Votes   % of Votes
--------------------------------------------------------------------------------
For                                                     72,116,899      96.3%
--------------------------------------------------------------------------------
Withheld                                                 2,757,627       3.7%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

STEPHEN E. O'NEIL                                       # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     72,060,886      96.2%
--------------------------------------------------------------------------------
Withheld                                                 2,813,640       3.8%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

NATHAN E. SAINT-AMAND                                   # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     72,095,603      96.3%
--------------------------------------------------------------------------------
Withheld                                                 2,778,923       3.7%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROPOSAL 2 - TO APPROVE AN INVESTMENT ADVISORY AGREEMENT WITH FRED ALGER MANAGEMENT, INC.

ALGER AMERICAN BALANCED PORTFOLIO                       # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,440,235      95.0%
--------------------------------------------------------------------------------
Against                                                    316,708       1.7%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    645,625       3.3%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN GROWTH PORTFOLIO                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      9,221,143      94.4%
--------------------------------------------------------------------------------
Against                                                    275,965       2.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    271,238       2.8%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH PORTFOLIO                # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,866,689      95.1%
--------------------------------------------------------------------------------
Against                                                    153,818       2.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    150,060       2.4%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN LEVERAGED ALL CAP PORTFOLIO              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,449,079      92.5%
--------------------------------------------------------------------------------
Against                                                    292,306       4.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    232,153       3.3%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN MIDCAP PORTFOLIO                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     13,012,783      93.4%
--------------------------------------------------------------------------------
Against                                                    366,605       2.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    559,344       4.0%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO                       # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     17,221,146      92.5%
--------------------------------------------------------------------------------
Against                                                    739,403       4.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    660,234       3.5%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

PROPOSAL 3 - TO APPROVE REVISIONS TO THE FUNDAMENTAL INVESTMENT POLICIES OF THE FUND.

ALGER AMERICAN BALANCED
PORTFOLIO - CONVERT THE PORTFOLIO'S
INVESTMENT OBJECTIVE FROM
FUNDAMENTAL TO NON-FUNDAMENTAL                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,172,919      93.7%
--------------------------------------------------------------------------------
Against                                                    610,351       3.1%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    619,298       3.2%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO BORROWING MONEY                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,082,390      93.2%
--------------------------------------------------------------------------------
Against                                                    680,112       3.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    640,066       3.3%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO UNDERWRITING                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,200,080      93.8%
--------------------------------------------------------------------------------
Against                                                    488,359       2.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    714,129       3.7%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO LENDING                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,232,729      94.0%
--------------------------------------------------------------------------------
Against                                                    559,407       2.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    610,432       3.1%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO ISSUING SENIOR SECURITIES            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,145,302      93.5%
--------------------------------------------------------------------------------
Against                                                    576,036       3.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    681,230       3.5%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO REAL ESTATE                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,414,668      94.9%
--------------------------------------------------------------------------------
Against                                                    458,924       2.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    528,976       2.7%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO COMMODITIES                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,300,928      94.3%
--------------------------------------------------------------------------------
Against                                                    534,375       2.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    567,265       2.9%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO CONCENTRATION                        # OF VOTES  % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,386,390      94.8%
--------------------------------------------------------------------------------
Against                                                    454,430       2.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    561,748       2.9%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO DIVERSIFICATION                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,526,687      95.5%
--------------------------------------------------------------------------------
Against                                                    376,331       1.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    499,550       2.6%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     17,997,809      92.8%
--------------------------------------------------------------------------------
Against                                                    854,504       4.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    550,255       2.8%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN BALANCED
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING
IN SHORT SALES                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,114,533      93.4%
--------------------------------------------------------------------------------
Against                                                    698,034       3.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    590,001      3.00%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO INVESTMENT IN
OTHER INVESTMENT COMPANIES                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,270,282      94.1%
--------------------------------------------------------------------------------
Against                                                    593,952       3.1%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    538,334       2.8%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN BALANCED
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO PLEDGING ASSETS                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     18,071,017      93.1%
--------------------------------------------------------------------------------
Against                                                    730,473       3.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    601,078      30.1%
--------------------------------------------------------------------------------
Total                                                   19,402,568     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - CONVERT THE PORTFOLIO'S
INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,976,226      91.9%
--------------------------------------------------------------------------------
Against                                                    472,773       4.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    319,347       3.3%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO BORROWING MONEY                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,864,397      90.8%
--------------------------------------------------------------------------------
Against                                                    608,287       6.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    295,662       3.0%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL POLICY
RELATING TO UNDERWRITING                                # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      9,001,804      92.1%
--------------------------------------------------------------------------------
Against                                                    446,994       4.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    319,548       3.3%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO LENDING                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,920,251      91.3%
--------------------------------------------------------------------------------
Against                                                    511,997       5.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    336,098       3.5%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO ISSUING SENIOR SECURITIES            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,958,066      91.7%
--------------------------------------------------------------------------------
Against                                                    508,733       5.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    301,547       3.1%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO REAL ESTATE                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      9,104,956      93.2%
--------------------------------------------------------------------------------
Against                                                    382,880       3.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    280,510       2.9%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO COMMODITIES                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,991,673      92.0%
--------------------------------------------------------------------------------
Against                                                    457,303       4.7%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    319,370       3.3%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO CONCENTRATION                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      9,021,026      92.4%
--------------------------------------------------------------------------------
Against                                                    415,504       4.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    331,816       3.3%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO DIVERSIFICATION                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      9,129,481      93.5%
--------------------------------------------------------------------------------
Against                                                    331,313       3.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    307,552       3.1%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO THE PURCHASE OF
ILLIQUID SECURITIES                                     # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,924,149      91.4%
--------------------------------------------------------------------------------
Against                                                    542,806       5.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    301,391       3.0%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING
IN SHORT SALES                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,884,592      91.0%
--------------------------------------------------------------------------------
Against                                                    607,419       6.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    276,335       2.8%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO INVESTMENT IN OTHER
INVESTMENT COMPANIES                                    # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,951,916      91.7%
--------------------------------------------------------------------------------
Against                                                    498,501       5.1%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    317,929       3.2%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO PLEDGING ASSETS                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      8,860,907      90.7%
--------------------------------------------------------------------------------
Against                                                    600,793       6.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    306,646       3.1%
--------------------------------------------------------------------------------
Total                                                    9,768,346     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - CONVERT THE PORTFOLIO'S
INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,679,554      92.1%
--------------------------------------------------------------------------------
Against                                                    303,109       4.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    187,904       3.0%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO BORROWING MONEY                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,629,893      91.2%
--------------------------------------------------------------------------------
Against                                                    330,947       5.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    209,727       3.4%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO UNDERWRITING                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,746,834      93.1%
--------------------------------------------------------------------------------
Against                                                    189,215       3.1%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    234,518       3.8%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO LENDING                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,621,266      91.1%
--------------------------------------------------------------------------------
Against                                                    335,051       5.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    214,250       3.5%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO ISSUING SENIOR SECURITIES            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,744,249      93.1%
--------------------------------------------------------------------------------
Against                                                    241,583       3.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    184,735       3.0%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO REAL ESTATE                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,750,982      93.2%
--------------------------------------------------------------------------------
Against                                                    208,655       3.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    210,930       3.4%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO COMMODITIES                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,673,427      91.9%
--------------------------------------------------------------------------------
Against                                                    314,359       5.1%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    182,781       3.0%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO CONCENTRATION                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,698,379      96.3%
--------------------------------------------------------------------------------
Against                                                    278,956       1.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    193,232       2.7%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO DIVERSIFICATION                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,812,719      94.2%
--------------------------------------------------------------------------------
Against                                                    203,133       3.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    154,715       2.5%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,621,726      91.1%
--------------------------------------------------------------------------------
Against                                                    372,627       6.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    176,214       2.9%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING
IN SHORT SALES                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,665,824      91.8%
--------------------------------------------------------------------------------
Against                                                    300,945       4.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    203,798       3.3%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO INVESTMENT IN
OTHER INVESTMENT COMPANIES                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,714,660      92.6%
--------------------------------------------------------------------------------
Against                                                    279,489       4.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    176,418       2.9%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN INCOME & GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO PLEDGING ASSETS                      # OF VOTES  % OF VOTES
--------------------------------------------------------------------------------
For                                                      5,606,397      96.0%
--------------------------------------------------------------------------------
Against                                                    385,320       1.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    178,850       2.7%
--------------------------------------------------------------------------------
Total                                                    6,170,567     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - CONVERT THE
PORTFOLIO'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,302,592      90.4%
--------------------------------------------------------------------------------
Against                                                    430,624       6.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    240,322       3.4%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,253,079      89.7%
--------------------------------------------------------------------------------
Against                                                    465,767       6.7%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    254,692       3.6%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,356,849      91.2%
--------------------------------------------------------------------------------
Against                                                    351,609       5.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    265,080       3.8%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING TO LENDING                  # OF VOTES  % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,277,167      90.0%
--------------------------------------------------------------------------------
Against                                                    430,981       6.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    265,390       3.8%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING TO
ISSUING SENIOR SECURITIES                               # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,300,171      90.3%
--------------------------------------------------------------------------------
Against                                                    411,282       5.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    262,085       3.8%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING TO REAL ESTATE              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,331,046      90.8%
--------------------------------------------------------------------------------
Against                                                    401,586       5.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    240,906       3.4%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,311,006      90.5%
--------------------------------------------------------------------------------
Against                                                    410,448       5.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    252,084       3.6%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,288,984      90.2%
--------------------------------------------------------------------------------
Against                                                    400,541       5.7%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    284,013      40.1%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REVISE THE
FUNDAMENTAL POLICY RELATING
TO DIVERSIFICATION                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,428,619      92.2%
--------------------------------------------------------------------------------
Against                                                    314,564       4.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    230,355       3.3%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REMOVE THE
FUNDAMENTAL POLICY RELATING TO THE
PURCHASE OF ILLIQUID SECURITIES                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,196,440      88.9%
--------------------------------------------------------------------------------
Against                                                    509,329       7.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    267,769       3.8%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REMOVE THE
FUNDAMENTAL POLICY RELATING TO
BOTH PURCHASING SECURITIES ON
MARGIN AND ENGAGING IN SHORT SALES                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,232,024      89.4%
--------------------------------------------------------------------------------
Against                                                    506,126       7.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    235,388       3.4%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED ALLCAP
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO INVESTMENT
IN OTHER INVESTMENT COMPANIES                           # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,326,865      90.7%
--------------------------------------------------------------------------------
Against                                                    435,638       6.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    211,035       3.0%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO - REMOVE THE
FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                      6,210,765      89.1%
--------------------------------------------------------------------------------
Against                                                    510,981       7.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    251,792       3.6%
--------------------------------------------------------------------------------
Total                                                    6,973,538     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - CONVERT THE PORTFOLIO'S
INVESTMENT OBJECTIVE FROM
FUNDAMENTAL TO NON-FUNDAMENTAL                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,758,134      91.5%
--------------------------------------------------------------------------------
Against                                                    588,047       4.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    592,551       4.3%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO BORROWING MONEY                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,722,234      91.3%
--------------------------------------------------------------------------------
Against                                                    592,681       4.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    623,817       4.5%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO UNDERWRITING                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,870,005      92.3%
--------------------------------------------------------------------------------
Against                                                    449,742       3.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    618,985       4.5%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO LENDING                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,693,910      91.1%
--------------------------------------------------------------------------------
Against                                                    623,462       4.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    621,360       4.4%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO ISSUING SENIOR SECURITIES            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,779,298      91.7%
--------------------------------------------------------------------------------
Against                                                    526,145       3.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    633,289       4.5%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO REAL ESTATE                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,915,565      92.7%
--------------------------------------------------------------------------------
Against                                                    487,090       3.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    536,077       3.8%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO COMMODITIES                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,834,617      92.1%
--------------------------------------------------------------------------------
Against                                                    555,739       4.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    548,376       3.9%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO CONCENTRATION                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,828,053      92.0%
--------------------------------------------------------------------------------
Against                                                    541,644       3.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    570,035       4.1%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO DIVERSIFICATION                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     13,004,283      93.3%
--------------------------------------------------------------------------------
Against                                                    404,099       2.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    530,350       3.8%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO REMOVE THE FUNDAMENTAL
POLICY RELATING TO THE PURCHASE
OF ILLIQUID SECURITIES                                  # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,752,008      91.5%
--------------------------------------------------------------------------------
Against                                                    642,915       4.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    543,809       3.9%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO REMOVE THE FUNDAMENTAL
POLICY RELATING TO BOTH PURCHASING
SECURITIES ON MARGIN AND ENGAGING
IN SHORT SALES                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,698,689      91.1%
--------------------------------------------------------------------------------
Against                                                    685,326       4.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    554,717       4.0%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO INVESTMENT IN
OTHER INVESTMENT COMPANIES                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,789,685      91.7%
--------------------------------------------------------------------------------
Against                                                    582,092       4.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    566,955       4.1%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN MIDCAP GROWTH
PORTFOLIO REMOVE THE FUNDAMENTAL
POLICY RELATING TO PLEDGING ASSETS                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     12,721,997      91.3%
--------------------------------------------------------------------------------
Against                                                    622,502       4.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    594,233       4.2%
--------------------------------------------------------------------------------
Total                                                   13,938,732     100.0%
================================================================================

ALGER AMERICAN SMALLCAP
PORTFOLIO - CONVERT THE PORTFOLIO'S
INVESTMENT OBJECTIVE FROM FUNDAMENTAL
TO NON-FUNDAMENTAL                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,724,210      89.8%
--------------------------------------------------------------------------------
Against                                                  1,221,525       6.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    675,038       3.6%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN SMALLCAP
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO BORROWING MONEY                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,725,073      89.8%
--------------------------------------------------------------------------------
Against                                                  1,228,729       6.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    666,971       3.6%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO UNDERWRITING                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,911,551      90.8%
--------------------------------------------------------------------------------
Against                                                    934,367       5.0%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    774,885       4.2%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REVISE THE FUNDAMENTAL POLICY
RELATING TO LENDING                                     # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,808,117      91.1%
--------------------------------------------------------------------------------
Against                                                  1,079,267       4.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    733,389       4.4%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,824,085      90.4%
--------------------------------------------------------------------------------
Against                                                  1,100,093       5.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    696,595       3.7%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP
PORTFOLIO - REVISE THE FUNDAMENTAL
POLICY RELATING TO REAL ESTATE                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     17,079,386      91.7%
--------------------------------------------------------------------------------
Against                                                    881,934       4.7%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    659,453       3.6%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REVISE THE FUNDAMENTAL POLICY
RELATING TO COMMODITIES                                 # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     17,013,835      91.4%
--------------------------------------------------------------------------------
Against                                                    964,430       5.2%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    642,508       3.4%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     17,031,027      91.5%
--------------------------------------------------------------------------------
Against                                                    919,099       4.9%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    670,647       3.6%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REVISE THE FUNDAMENTAL POLICY
RELATING TO DIVERSIFICATION                             # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     17,197,760      92.4%
--------------------------------------------------------------------------------
Against                                                    799,895       4.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    623,118       3.3%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ALGER AMERICAN SMALLCAP PORTFOLIO
REMOVE THE FUNDAMENTAL POLICY RELATING
TO THE PURCHASE OF ILLIQUID SECURITIES                  # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,738,675      89.9%
--------------------------------------------------------------------------------
Against                                                  1,221,086       6.6%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    661,012       3.5%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN
AND ENGAGING IN SHORT SALES                             # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,680,678      89.6%
--------------------------------------------------------------------------------
Against                                                  1,185,417       6.4%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    754,878       4.0%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP
PORTFOLIO - REMOVE THE FUNDAMENTAL
POLICY RELATING TO INVESTMENT IN
OTHER INVESTMENT COMPANIES                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,879,193      90.7%
--------------------------------------------------------------------------------
Against                                                  1,030,132       5.5%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    711,448       3.8%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

ALGER AMERICAN SMALLCAP PORTFOLIO
REMOVE THE FUNDAMENTAL POLICY
RELATING TO PLEDGING ASSETS                             # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     16,610,087      89.2%
--------------------------------------------------------------------------------
Against                                                  1,261,020       6.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                    749,666       4.0%
--------------------------------------------------------------------------------
Total                                                   18,620,773     100.0%
================================================================================

PROPOSAL 4 - TO APPROVE AMENDMENTS TO THE FUND'S AGREEMENT AND DECLARATION OF TRUST.

ELIMINATE THE REQUIREMENT THAT
SHAREHOLDERS APPROVE THE LIQUIDATION
OF A PORTFOLIO OR A CLASS OF
SHARES OF A PORTFOLIO                                   # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     67,815,065      90.6%
--------------------------------------------------------------------------------
Against                                                  4,738,885       6.3%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                  2,320,576       3.1%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

ELIMINATE THE REQUIREMENT THAT
SHAREHOLDERS APPROVE THE TERMINATION
OF THE FUND                                             # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     67,249,561      89.8%
--------------------------------------------------------------------------------
Against                                                  5,315,307       7.1%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                  2,309,658       3.1%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

ELIMINATE (SUBJECT TO A QUALIFICATION)
THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE REORGANIZATION OF
THE FUND OR A PORTFOLIO                                 # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     67,526,592      90.2%
--------------------------------------------------------------------------------
Against                                                  5,068,400       6.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                  2,279,534       3.0%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ADD A DEMAND REQUIREMENT FOR
SHAREHOLDER DERIVATIVE SUITS                            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
For                                                     68,486,852      91.5%
--------------------------------------------------------------------------------
Against                                                  3,626,709       4.8%
--------------------------------------------------------------------------------
Abstain/Broker No Votes                                  2,760,965       3.7%
--------------------------------------------------------------------------------
Total                                                   74,874,526     100.0%
================================================================================

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS
--------------------------------------------------------------------------------

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3863.

ITEM 2.  Code of Ethics.
Not applicable.

ITEM 3.  Audit Committee Financial Expert.
Not applicable.

ITEM 4.  Principal Accountant Fees and Services.
Not applicable.

ITEM 5.  Audit Committee of Listed Registrants.
Not applicable.

ITEM 6.  Schedule of Investments.
Not applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.
Not applicable.

ITEM 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  Exhibits.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger American Fund

By:  /s/Dan C. Chung

     Dan C. Chung

     President

Date:  August 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Dan C. Chung

    Dan C. Chung

    President

Date:  August 8, 2007


By: /s/Michael D. Martins

    Michael D. Martins

    Treasurer

Date:  August 8, 2007